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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	8/31/06

Date of reporting period:	5/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia Balanced Fund

	Shares	Value ($)*
Common Stocks – 59.8%
CONSUMER DISCRETIONARY – 10.1%
Diversified Consumer Services – 0.6%
Apollo Group, Inc., Class A (a)	27,600	1,443,756
Diversified Consumer Services Total		1,443,756
Hotels Restaurants & Leisure – 0.4%
Hilton Hotels Corp.	40,400	1,109,384
Hotels Restaurants & Leisure Total		1,109,384
Internet & Catalog Retail – 0.5%
Liberty Media Holding Corp., Interactive Series A (a)	70,380	1,264,025
Internet & Catalog Retail Total		1,264,025
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	36,170	670,592
Leisure Equipment & Products Total		670,592
Media – 6.9%
Clear Channel Communications, Inc.	47,900	1,475,320
Comcast Corp., Class A (a)	98,126	3,152,789
Liberty Global, Inc., Class A (a)	45,845	1,051,226
Liberty Global, Inc., Series C (a)	40,845	905,125
Liberty Media Holding Corp., Capital Series A (a)	14,076	1,120,027
News Corp., Class A	152,360	2,905,505
Omnicom Group, Inc.	20,000	1,902,200
Time Warner, Inc.	173,330	2,983,009
XM Satellite Radio Holdings, Inc., Class A (a)	139,900	2,017,358
Media Total		17,512,559
Multiline Retail – 0.8%
Kohl’s Corp. (a)	39,130	2,100,890
Multiline Retail Total		2,100,890
Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc., Class B	18,600	1,493,766
Textiles, Apparel & Luxury Goods Total		1,493,766
CONSUMER DISCRETIONARY TOTAL		25,594,972
CONSUMER STAPLES – 3.9%
Beverages – 1.0%
Coca-Cola Co.	57,040	2,511,471
Beverages Total		2,511,471
Food & Staples Retailing – 0.5%
Sysco Corp.	44,400	1,357,752
Food & Staples Retailing Total		1,357,752

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.1%
ConAgra Foods, Inc.	53,400	1,206,840
Smithfield Foods, Inc. (a)	53,000	1,473,930
Food Products Total		2,680,770
Household Products – 0.7%
Colgate-Palmolive Co.	30,730	1,854,248
Household Products Total		1,854,248
Tobacco – 0.6%
Altria Group, Inc.	21,065	1,524,053
Tobacco Total		1,524,053
CONSUMER STAPLES TOTAL		9,928,294
ENERGY – 1.6%
Energy Equipment & Services – 0.6%
Transocean, Inc. (a)	17,910	1,457,337
Energy Equipment & Services Total		1,457,337
Oil, Gas & Consumable Fuels – 1.0%
Anadarko Petroleum Corp.	20,620	1,024,195
Devon Energy Corp.	26,170	1,501,111
Oil, Gas & Consumable Fuels Total		2,525,306
ENERGY TOTAL		3,982,643
FINANCIALS – 13.4%
Capital Markets – 1.8%
E*TRADE Financial Corp. (a)	50,610	1,228,305
Lazard Ltd., Class A	29,740	1,180,083
Legg Mason, Inc.	8,200	786,626
Morgan Stanley	23,065	1,375,135
Capital Markets Total		4,570,149
Commercial Banks – 0.7%
Wachovia Corp.	34,000	1,819,000
Commercial Banks Total		1,819,000
Consumer Finance – 0.6%
American Express Co.	28,805	1,565,840
Consumer Finance Total		1,565,840
Diversified Financial Services – 2.9%
Citigroup, Inc.	82,033	4,044,227
JPMorgan Chase & Co.	74,180	3,163,035
Diversified Financial Services Total		7,207,262
Insurance – 6.5%
ACE Ltd.	33,510	1,734,812
Ambac Financial Group, Inc.	23,900	1,915,585

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
American International Group, Inc.	50,950	3,097,760
Berkshire Hathaway, Inc., Class B (a)	1,216	3,731,904
Chubb Corp.	24,690	1,247,586
UnumProvident Corp.	126,500	2,271,940
Willis Group Holdings Ltd.	25,600	889,600
XL Capital Ltd., Class A	25,900	1,638,952
Insurance Total		16,528,139
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.	34,940	2,301,498
Thrifts & Mortgage Finance Total		2,301,498
FINANCIALS TOTAL		33,991,888
HEALTH CARE – 10.4%
Biotechnology – 1.9%
Amgen, Inc. (a)	22,393	1,513,543
MedImmune, Inc. (a)	40,130	1,276,937
Millennium Pharmaceuticals, Inc. (a)	248,100	2,123,736
Biotechnology Total		4,914,216
Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	22,900	863,330
Stryker Corp.	35,000	1,536,500
Zimmer Holdings, Inc. (a)	34,600	2,095,030
Health Care Equipment & Supplies Total		4,494,860
Health Care Providers & Services – 1.1%
AmerisourceBergen Corp.	18,980	827,338
Cardinal Health, Inc.	13,950	933,395
McKesson Corp.	20,230	1,001,385
Health Care Providers & Services Total		2,762,118
Health Care Technology – 0.7%
Emdeon Corp. (a)	151,940	1,764,023
Health Care Technology Total		1,764,023
Life Sciences Tools & Services – 1.4%
Thermo Electron Corp. (a)	49,430	1,816,058
Waters Corp. (a)	40,630	1,692,240
Life Sciences Tools & Services Total		3,508,298
Pharmaceuticals – 3.5%
Abbott Laboratories	56,999	2,433,857
Barr Pharmaceuticals, Inc. (a)	24,550	1,293,785
Endo Pharmaceuticals Holdings, Inc. (a)	72,756	2,134,661
Johnson & Johnson	39,700	2,390,734

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Teva Pharmaceutical Industries Ltd., ADR	21,100	768,251
Pharmaceuticals Total		9,021,288
HEALTH CARE TOTAL		26,464,803
INDUSTRIALS – 8.3%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	56,090	2,309,786
Aerospace & Defense Total		2,309,786
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	18,200	1,466,010
Air Freight & Logistics Total		1,466,010
Airlines – 0.3%
UAL Corp. (a)	30,500	897,615
Airlines Total		897,615
Commercial Services & Supplies – 2.4%
ARAMARK Corp., Class B	77,100	2,525,025
Cendant Corp.	129,300	2,090,781
Cintas Corp.	34,120	1,445,323
Commercial Services & Supplies Total		6,061,129
Industrial Conglomerates – 2.2%
General Electric Co.	114,100	3,909,066
Tyco International Ltd.	62,700	1,699,797
Industrial Conglomerates Total		5,608,863
Machinery – 1.1%
Dover Corp.	56,915	2,779,729
Machinery Total		2,779,729
Road & Rail – 0.8%
Union Pacific Corp.	20,860	1,935,808
Road & Rail Total		1,935,808
INDUSTRIALS TOTAL		21,058,940
INFORMATION TECHNOLOGY – 10.7%
Communications Equipment – 1.6%
Avaya, Inc. (a)	115,200	1,360,512
Cisco Systems, Inc. (a)	135,050	2,657,784
Communications Equipment Total		4,018,296
Computers & Peripherals – 1.4%
Hewlett-Packard Co.	45,150	1,461,957
International Business Machines Corp.	25,330	2,023,867
Computers & Peripherals Total		3,485,824

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.4%
Symbol Technologies, Inc.	77,400	918,738
Electronic Equipment & Instruments Total		918,738
Internet Software & Services – 2.0%
eBay, Inc. (a)	60,200	1,975,162
VeriSign, Inc. (a)	102,400	2,298,880
Yahoo!, Inc. (a)	30,000	947,700
Internet Software & Services Total		5,221,742
Semiconductors & Semiconductor Equipment – 1.2%
ATI Technologies, Inc. (a)	130,321	2,151,600
Broadcom Corp., Class A (a)	25,680	868,241
Semiconductors & Semiconductor Equipment Total		3,019,841
Software – 4.1%
Microsoft Corp.	206,490	4,676,998
Oracle Corp. (a)	174,175	2,476,769
Symantec Corp. (a)	212,400	3,313,440
Software Total		10,467,207
INFORMATION TECHNOLOGY TOTAL		27,131,648
MATERIALS – 0.5%
Containers & Packaging – 0.5%
Smurfit-Stone Container Corp. (a)	113,286	1,356,033
Containers & Packaging Total		1,356,033
MATERIALS TOTAL		1,356,033
TELECOMMUNICATION SERVICES – 0.9%
Diversified Telecommunication Services – 0.1%
Embarq Corp. (a)	4,819	200,804
Diversified Telecommunication Services Total		200,804
Wireless Telecommunication Services – 0.8%
Sprint Nextel Corp.	96,378	2,044,177
Wireless Telecommunication Services Total		2,044,177
TELECOMMUNICATION SERVICES TOTAL		2,244,981
Total Common Stocks (cost of $137,179,478)		151,754,202

	Par ($)
Corporate Fixed-Income Bonds & Notes – 11.4%
BASIC MATERIALS – 0.3%
Chemicals – 0.1%
Airgas, Inc.
9.125% 10/01/11	75,000	78,750
Chemtura Corp.
6.875% 06/01/16	10,000	9,750

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	26,813
	10.625% 05/01/11	25,000	27,125
Nalco Co.
	7.750% 11/15/11	25,000	25,125
Chemicals Total			167,563
Forest Products & Paper – 0.0%
Boise Cascade LLC
	7.125% 10/15/14	95,000	86,450
Forest Products & Paper Total			86,450
Iron/Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	65,000	62,725
Iron/Steel Total			62,725
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	500,000	462,812
Metals & Mining Total			462,812
BASIC MATERIALS TOTAL			779,550
COMMUNICATIONS – 1.6%
Media – 0.5%
Comcast Corp.
	7.050% 03/15/33	375,000	375,394
DirecTV Holdings LLC
	8.375% 03/15/13	96,000	101,520
EchoStar DBS Corp.
	5.750% 10/01/08	90,000	88,537
	6.625% 10/01/14	85,000	80,538
Emmis Operating Co.
	6.875% 05/15/12	35,000	34,519
LIN Television Corp.
	6.500% 05/15/13	50,000	46,875
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	115,000	126,787
Rogers Cable, Inc.
	7.875% 05/01/12	100,000	103,250
Time Warner, Inc.
	6.625% 05/15/29	425,000	405,509
Media Total			1,362,929

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 1.1%
American Towers, Inc.
	7.250% 12/01/11	20,000	20,500
Deutsche Telekom International Finance BV
	8.500% 06/15/10	525,000	566,193
Embarq Corp.
	7.082% 06/01/16	10,000	10,031
	7.995% 06/01/36	10,000	10,061
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	250,000	306,890
Nextel Communications, Inc.
	7.375% 08/01/15	175,000	180,591
Rogers Wireless, Inc.
	7.500% 03/15/15	15,000	15,356
	8.000% 12/15/12	30,000	31,050
Sprint Capital Corp.
	6.875% 11/15/28	450,000	457,477
Verizon Global Funding Corp.
	7.750% 12/01/30	700,000	751,615
Vodafone Group PLC
	7.750% 02/15/10	350,000	371,915
Telecommunication Services Total			2,721,679
COMMUNICATIONS TOTAL			4,084,608
CONSUMER CYCLICAL – 1.0%
Apparel – 0.0%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	30,000	30,150
Apparel Total			30,150
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	230,000	263,925
Auto Manufacturers Total			263,925
Auto Parts & Equipment – 0.0%
TRW Automotive, Inc.
	9.375% 02/15/13	25,000	27,000
Auto Parts & Equipment Total			27,000
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13	75,000	80,063
Speedway Motorsports, Inc.
	6.750% 06/01/13	96,000	94,560

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Warner Music Group
	7.375% 04/15/14	60,000	59,400
Entertainment Total			234,023
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	275,000	254,497
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	25,000	23,875
	6.375% 12/15/14	30,000	27,188
	6.500% 01/15/14	5,000	4,613
KB Home
	8.625% 12/15/08	75,000	78,187
Home Builders Total			388,360
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	50,000	49,750
	8.750% 02/02/11	55,000	59,950
Leisure Time Total			109,700
Lodging – 0.2%
Caesars Entertainment, Inc.
	7.875% 03/15/10	45,000	47,250
	8.875% 09/15/08	15,000	15,863
	9.375% 02/15/07	35,000	35,787
Hilton Hotels Corp.
	7.500% 12/15/17	20,000	20,803
MGM Mirage
	6.000% 10/01/09	45,000	44,100
	8.500% 09/15/10	30,000	31,763
Station Casinos, Inc.
	6.875% 03/01/16	165,000	159,637
Wynn Las Vegas LLC
	6.625% 12/01/14	70,000	66,675
Lodging Total			421,878
Retail – 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	15,000	14,438
AutoNation, Inc.
	7.000% 04/15/14(b)	10,000	9,900
	7.045% 04/15/13(b)(c)	5,000	5,075

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Couche-Tard US LP
	7.500% 12/15/13	125,000	126,562
Domino’s, Inc.
	8.250% 07/01/11	30,000	30,975
Group 1 Automotive, Inc.
	8.250% 08/15/13	50,000	50,500
Lowe’s Companies, Inc.
	6.500% 03/15/29	700,000	724,487
Retail Total			961,937
CONSUMER CYCLICAL TOTAL			2,436,973
CONSUMER NON-CYCLICAL – 1.4%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16(b)	10,000	9,975
Agriculture Total			9,975
Beverages – 0.4%
Bottling Group LLC
	2.450% 10/16/06	700,000	692,643
Constellation Brands, Inc.
	8.000% 02/15/08	175,000	179,375
Cott Beverages, Inc.
	8.000% 12/15/11	165,000	165,413
Beverages Total			1,037,431
Commercial Services – 0.1%
Corrections Corp. of America
	6.250% 03/15/13	25,000	23,750
	7.500% 05/01/11	100,000	100,750
NationsRent Companies, Inc.
	9.500% 10/15/10	20,000	21,500
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	25,000	23,459
United Rentals North America, Inc.
	7.750% 11/15/13	45,000	44,437
Commercial Services Total			213,896
Food – 0.3%
Dean Foods Co.
	7.000% 06/01/16	40,000	39,300
Kroger Co.
	6.200% 06/15/12	400,000	401,067
Safeway, Inc.

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
	4.950% 08/16/10	400,000	384,929
Food Total			825,296
Healthcare Products – 0.2%
Baxter FinCo BV
	4.750% 10/15/10(b)	375,000	360,169
Healthcare Products Total			360,169
Healthcare Services – 0.2%
Extendicare Health Services, Inc.
	6.875% 05/01/14	30,000	31,200
	9.500% 07/01/10	10,000	10,475
Fisher Scientific International, Inc.
	6.750% 08/15/14	55,000	55,619
HCA, Inc.
	6.950% 05/01/12	125,000	123,821
Triad Hospitals, Inc.
	7.000% 05/15/12	25,000	24,813
WellPoint, Inc.
	6.800% 08/01/12	300,000	313,779
Healthcare Services Total			559,707
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	10,000	10,125
Fortune Brands, Inc.
	5.125% 01/15/11	300,000	292,275
Scotts Co.
	6.625% 11/15/13	70,000	68,337
Household Products/Wares Total			370,737
Pharmaceuticals – 0.0%
Omnicare, Inc.
	6.750% 12/15/13	15,000	14,550
Pharmaceuticals Total			14,550
CONSUMER NON-CYCLICAL TOTAL			3,391,761
ENERGY – 0.6%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	115,000	112,125
Massey Energy Co.
	6.875% 12/15/13(b)	40,000	38,300

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Coal – (continued)
Peabody Energy Corp.
	6.875% 03/15/13	120,000	119,400
Coal Total			269,825
Oil & Gas – 0.3%
Chesapeake Energy Corp.
	6.375% 06/15/15	15,000	14,137
Marathon Oil Corp.
	6.800% 03/15/32	300,000	316,978
Newfield Exploration Co.
	6.625% 09/01/14	80,000	76,600
Plains Exploration & Production Co.
	7.125% 06/15/14	90,000	90,000
Pogo Producing Co.
	8.250% 04/15/11	20,000	20,700
Pride International, Inc.
	7.375% 07/15/14	110,000	112,475
Oil & Gas Total			630,890
Oil & Gas Services – 0.0%
Universal Compression, Inc.
	7.250% 05/15/10	95,000	95,237
Oil & Gas Services Total			95,237
Pipelines – 0.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	15,000	15,413
MarkWest Energy Partners LP
	6.875% 11/01/14	45,000	41,737
TransCanada Corp.
	5.850% 03/15/36	450,000	425,186
Williams Companies, Inc.
	6.375% 10/01/10(b)	10,000	10,013
	8.125% 03/15/12	85,000	89,994
Pipelines Total			582,343
ENERGY TOTAL			1,578,295
FINANCIALS – 4.1%
Banks – 0.9%
Marshall & Ilsley Corp.
	4.375% 08/01/09	700,000	676,535
U.S. Bank NA
	6.375% 08/01/11	600,000	618,968
Wachovia Corp.
	4.875% 02/15/14	300,000	281,235

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wells Fargo & Co.
	5.125% 09/01/12	600,000	583,045
Banks Total			2,159,783
Diversified Financial Services – 2.6%
American General Finance Corp.
	5.375% 09/01/09	475,000	470,926
Capital One Bank
	4.875% 05/15/08	325,000	321,006
Citigroup, Inc.
	5.000% 09/15/14	700,000	658,857
Countrywide Home Loans, Inc.
	4.125% 09/15/09	300,000	285,900
Ford Motor Credit Co.
	7.375% 10/28/09	400,000	368,969
General Electric Capital Corp.
	5.000% 01/08/16	1,000,000	939,861
Goldman Sachs Group, Inc.
	6.345% 02/15/34	370,000	347,335
HSBC Finance Corp.
	5.000% 06/30/15	650,000	600,872
JPMorgan Chase Capital XV
	5.875% 03/15/35	800,000	715,253
Lehman Brothers Holdings, Inc.
	5.000% 01/14/11	600,000	583,439
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	500,000	483,637
Morgan Stanley
	4.750% 04/01/14	400,000	367,786
SLM Corp.
	5.125% 08/27/12	490,000	473,719
Diversified Financial Services Total			6,617,560
Insurance – 0.2%
Genworth Financial, Inc.
	4.750% 06/15/09	650,000	635,937
Insurance Total			635,937
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	510,566

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	40,000	39,743
Real Estate Investment Trusts Total			550,309
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.200% 01/15/10	430,000	409,902
Savings & Loans Total			409,902
FINANCIALS TOTAL			10,373,491
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.1%
DRS Technologies, Inc.
	6.625% 02/01/16	25,000	24,375
Lockheed Martin Corp.
	8.500% 12/01/29	225,000	283,959
Sequa Corp.
	9.000% 08/01/09	25,000	26,500
TransDigm, Inc.
	8.375% 07/15/11	25,000	26,563
Aerospace & Defense Total			361,397
Environmental Control – 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16(b)	70,000	68,250
Waste Management, Inc.
	7.375% 08/01/10	450,000	476,882
Environmental Control Total			545,132
Machinery-Diversified – 0.1%
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	155,000	153,837
Machinery-Diversified Total			153,837
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(b)	35,000	31,631
Trinity Industries, Inc.
	6.500% 03/15/14	30,000	28,688
Miscellaneous Manufacturing Total			60,319
Packaging & Containers – 0.1%
Jefferson Smurfit Corp.
	8.250% 10/01/12	55,000	51,975
Owens-Illinois, Inc.
	7.500% 05/15/10	90,000	89,437

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Silgan Holdings, Inc.
	6.750% 11/15/13	90,000	88,650
Smurfit-Stone Container Corp.
	8.375% 07/01/12	25,000	23,688
Packaging & Containers Total			253,750
Transportation – 0.5%
Canadian National Railway Co.
	7.195% 01/02/16	495,302	539,387
Offshore Logistics, Inc.
	6.125% 06/15/13	105,000	97,912
Teekay Shipping Corp.
	8.875% 07/15/11	60,000	64,425
Union Pacific Corp.
	3.875% 02/15/09	500,000	478,728
Transportation Total			1,180,452
INDUSTRIALS TOTAL			2,554,887
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
	6.220% 08/01/27	400,000	396,248
Computers Total			396,248
Office/Business Equipment – 0.0%
Xerox Corp.
	7.125% 06/15/10	30,000	30,787
Office/Business Equipment Total			30,787
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	65,000	65,894
Semiconductors Total			65,894
TECHNOLOGY TOTAL			492,929
UTILITIES – 1.2%
Electric – 1.1%
AES Corp.
	7.750% 03/01/14	70,000	72,450
American Electric Power Co., Inc.
	5.250% 06/01/15	350,000	332,276
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	250,000	246,408
CMS Energy Corp.
	6.875% 12/15/15	20,000	19,475

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	8.500% 04/15/11	10,000	10,525
Edison Mission Energy
	7.730% 06/15/09	15,000	15,394
Exelon Generation Co. LLC
	6.950% 06/15/11	500,000	523,043
MidAmerican Energy Holdings Co.
	6.125% 04/01/36(b)	300,000	284,844
Mirant North America LLC
	7.375% 12/31/13(b)	30,000	29,475
MSW Energy Holdings II LLC
	7.375% 09/01/10	20,000	20,125
Nevada Power Co.
	5.875% 01/15/15	15,000	14,401
	6.500% 04/15/12	30,000	30,150
NorthWestern Corp.
	5.875% 11/01/14	5,000	4,937
NRG Energy, Inc.
	7.250% 02/01/14	15,000	15,019
	7.375% 02/01/16	15,000	15,019
Scottish Power PLC
	5.375% 03/15/15	450,000	429,015
Virginia Electric & Power Co.
	5.375% 02/01/07	700,000	698,734
Electric Total			2,761,290
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	375,000	365,996
Gas Total			365,996
UTILITIES TOTAL			3,127,286
	Total Corporate Fixed-Income Bonds & Notes (cost of $29,399,306)		28,819,780
Government & Agency Obligations – 7.6%
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Province of Ontario
	3.500% 09/17/07	1,000,000	978,553

15

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Mexican States
	7.500% 04/08/33	250,000	263,125
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,241,678
U.S. GOVERNMENT AGENCIES – 0.9%
Federal National Mortgage Association
	5.250% 08/01/12	2,400,000	2,355,077
U.S. GOVERNMENT AGENCIES TOTAL			2,355,077
U.S. GOVERNMENT OBLIGATIONS – 6.2%
U.S. Treasury Bonds
	6.250% 08/15/23	2,955,000	3,246,576
	7.250% 05/15/16	4,185,000	4,853,294
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09	2,375,256	2,481,214
U.S. Treasury Notes
	3.875% 02/15/13	5,375,000	5,009,457
U.S. GOVERNMENT OBLIGATIONS TOTAL			15,590,541
	Total Government & Agency Obligations (cost of $19,959,186)		19,187,296
Collateralized Mortgage Obligations – 7.5%
AGENCY – 6.3%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	3,020,000	2,908,061
	4.000% 10/15/18	3,600,000	3,221,792
	4.000% 10/15/26	3,300,000	3,198,807
	4.500% 03/15/18	2,920,000	2,808,100
	4.500% 10/15/18	1,840,000	1,800,718
	4.500% 02/15/27	630,000	608,457
	4.500% 08/15/28	720,000	680,282
	6.500% 11/15/30	11,337	11,314
Federal National Mortgage Association
	4.500% 11/25/14	630,000	612,925
AGENCY TOTAL			15,850,456
NON - AGENCY – 1.2%
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	1,265,417	1,239,451
SACO I, Inc.
	0.100% 09/25/24(c)	15,315	14,798
Structured Asset Securities Corp.
	5.500% 05/25/33	739,103	717,393

16

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
	5.500% 07/25/33	1,105,345	1,081,426
NON - AGENCY TOTAL			3,053,068
	Total Collateralized Mortgage Obligations (cost of $19,583,148)		18,903,524
Mortgage-Backed Securities – 6.6%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/18	1,283,042	1,265,227
	5.500% 07/01/19	348,245	343,110
	5.500% 08/01/35	1,659,659	1,600,571
	6.000% 03/01/17	116,405	117,278
	6.000% 04/01/17	687,440	692,595
	6.000% 05/01/17	335,492	338,007
	6.000% 08/01/17	212,569	214,163
	6.500% 08/01/32	207,663	210,533
Federal National Mortgage Association
	5.000% 07/01/18	87,959	85,234
	5.000% 08/01/18	1,492,687	1,445,835
	5.000% 10/01/18	468,038	453,348
	5.000% 05/01/20	1,788,128	1,727,853
	5.000% 06/01/20	779,516	753,241
	5.000% 07/01/20	4,318,661	4,173,089
	5.796% 07/01/32(c)	684,811	679,557
	TBA,
	5.500% 06/12/36(d)	2,470,000	2,378,146
Government National Mortgage Association
	7.000% 10/15/31	93,084	96,217
	7.000% 04/15/32	76,992	79,571
	7.000% 05/15/32	112,513	116,281
	Total Mortgage-Backed Securities (cost of $17,354,018)		16,769,856
Commercial Mortgage-Backed Securities – 2.2%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40	500,000	483,164
	5.626% 03/11/39	760,000	737,764
Nationslink Funding Corp.
	6.888% 11/10/30	4,380,000	4,419,858
	Total Commercial Mortgage-Backed Securities (cost of $5,692,853)		5,640,786

17

		Par ($)	Value ($)
Asset-Backed Securities – 1.8%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	416,187	414,792
Federal Housing Administration
	9.125% 03/25/33(e)	1,523,068	1,507,837
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	110,251	110,054
IMC Home Equity Loan Trust
	7.310% 11/20/28	1,246,552	1,244,842
	7.520% 08/20/28	665,720	663,876
Salomon Brothers Mortgage Securities VII
	7.150% 06/25/28	650,413	638,524
	Total Asset-Backed Securities (cost of $4,635,938)		4,579,925
Short-Term Obligation – 3.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 05/15/09, market value of $9,428,200 (repurchase proceeds $9,241,224)	9,240,000	9,240,000
	Total Short-Term Obligation (cost of $9,240,000)		9,240,000

18

Total Investments – 100.5% (cost of $243,043,927)(f)(g)	254,895,369

Other Assets & Liabilities, Net – (0.5)%	(1,360,349)

Net Assets – 100.0%	253,535,020

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which are not illiquid, amounted to $1,053,034, which represents 0.4% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.

(d)	Security purchased on a delayed delivery basis.

19

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Cost for federal income tax purposes is $243,350,721.

(g)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$19,483,498	$(7,938,850)	$11,544,648

Acronym	Name
ADR	American Depositary Receipt
TBA	To Be Announced

20

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 95.3%
BASIC MATERIALS – 5.3%
Chemicals – 2.9%
Chemicals-Diversified – 1.3%
EquiStar Chemicals LP
	10.125% 09/01/08	7,270,000	7,797,075
	10.625% 05/01/11	880,000	954,800
NOVA Chemicals Corp.
	6.500% 01/15/12	5,025,000	4,648,125
	8.405% 11/15/13(a)	2,260,000	2,293,900
			15,693,900
Chemicals-Specialty – 0.8%
Chemtura Corp.
	6.875% 06/01/16	1,600,000	1,560,000
Nalco Co.
	7.750% 11/15/11	7,595,000	7,632,975
			9,192,975
Industrial-Gases – 0.8%
Airgas, Inc.
	9.125% 10/01/11	8,423,000	8,844,150
			8,844,150
Chemicals Total			33,731,025
Forest Products & Paper – 1.3%
Paper & Related Products – 1.3%
Boise Cascade LLC
	7.125% 10/15/14	15,995,000	14,555,450
			14,555,450
Forest Products & Paper Total			14,555,450
Iron/Steel – 1.1%
Steel-Producers – 1.1%
Russel Metals, Inc.
	6.375% 03/01/14	8,885,000	8,574,025
United States Steel Corp.
	9.750% 05/15/10	4,055,000	4,359,125
			12,933,150
Iron/Steel Total			12,933,150
BASIC MATERIALS TOTAL			61,219,625
COMMUNICATIONS – 13.3%
Media – 8.4%
Cable TV – 4.0%
DirecTV Holdings
	6.375% 06/15/15	2,670,000	2,516,475

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
	8.375% 03/15/13	8,841,000	9,349,357
EchoStar DBS Corp.
	5.750% 10/01/08	11,720,000	11,529,550
	6.625% 10/01/14	5,485,000	5,197,038
Rogers Cable, Inc.
	6.250% 06/15/13	6,170,000	5,876,925
	7.875% 05/01/12	11,000,000	11,357,500
			45,826,845
Multimedia – 1.8%
Emmis Operating Co.
	6.875% 05/15/12	6,795,000	6,701,569
Lamar Media Corp.
	7.250% 01/01/13	13,998,000	13,980,502
			20,682,071
Publishing-Periodicals – 2.0%
Dex Media West LLC
	9.875% 08/15/13	6,750,000	7,374,375
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	12,235,000	13,489,087
	10.875% 12/15/12	2,150,000	2,370,375
			23,233,837
Television – 0.6%
LIN Television Corp.
	6.500% 05/15/13	8,025,000	7,523,438
			7,523,438
Media Total			97,266,191
Telecommunication Services – 4.9%
Cellular Telecommunications – 2.5%
Nextel Communications, Inc.
	7.375% 08/01/15	13,250,000	13,673,328
Rogers Wireless, Inc.
	7.500% 03/15/15	7,765,000	7,949,419
	8.000% 12/15/12	7,475,000	7,736,625
			29,359,372
Telecommunication Services – 0.3%
Embarq Corp.
	7.082% 06/01/16	1,790,000	1,795,579

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)
	7.995% 06/01/36	1,790,000	1,800,965
			3,596,544
Telephone-Integrated – 1.8%
Citizens Communications Co.
	9.000% 08/15/31	6,570,000	6,873,863
Qwest Corp.
	8.875% 03/15/12	12,640,000	13,556,400
			20,430,263
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	3,565,000	3,654,125
			3,654,125
Telecommunication Services Total			57,040,304
COMMUNICATIONS TOTAL			154,306,495
CONSUMER CYCLICAL – 19.1%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	6,125,000	6,155,625
			6,155,625
Apparel Total			6,155,625
Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.7%
Accuride Corp.
	8.500% 02/01/15	3,590,000	3,518,200
TRW Automotive, Inc.
	9.375% 02/15/13	4,620,000	4,989,600
			8,507,800
Auto Parts & Equipment Total			8,507,800
Entertainment – 3.5%
Music – 1.2%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	3,560,000	3,484,350
Warner Music Group
	7.375% 04/15/14	10,220,000	10,117,800
			13,602,150

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Racetracks – 1.2%
Speedway Motorsports, Inc.
	6.750% 06/01/13	13,533,000	13,330,005
			13,330,005
Theaters – 1.1%
Cinemark USA, Inc.
	9.000% 02/01/13	12,445,000	13,285,037
			13,285,037
Entertainment Total			40,217,192
Home Builders – 2.4%
Building-Residential/Commercial – 2.4%
Beazer Homes USA, Inc.
	6.875% 07/15/15	6,800,000	6,426,000
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	4,865,000	4,646,075
	6.375% 12/15/14	4,160,000	3,770,000
	6.500% 01/15/14	6,315,000	5,825,587
KB Home
	5.875% 01/15/15	5,730,000	5,114,025
	8.625% 12/15/08	1,665,000	1,735,763
			27,517,450
Home Builders Total			27,517,450
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
	8.250% 06/15/14	5,040,000	5,266,800
			5,266,800
Home Furnishings Total			5,266,800
Leisure Time – 2.1%
Cruise Lines – 1.7%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	6,125,000	6,094,375
	8.750% 02/02/11	12,215,000	13,314,350
			19,408,725
Leisure & Recreational Products – 0.4%
Leslie’s Poolmart
	7.750% 02/01/13	5,540,000	5,415,350
			5,415,350
Leisure Time Total			24,824,075

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 6.8%
Casino Hotels – 5.5%
Caesars Entertainment, Inc.
	7.875% 03/15/10	5,515,000	5,790,750
	9.375% 02/15/07	875,000	894,688
CCM Merger, Inc.
	8.000% 08/01/13(b)	6,475,000	6,232,188
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	4,425,000	4,530,094
Kerzner International Ltd.
	6.750% 10/01/15	7,485,000	7,896,675
MGM Mirage
	6.000% 10/01/09	11,325,000	11,098,500
	8.500% 09/15/10	3,565,000	3,774,444
Station Casinos, Inc.
	6.875% 03/01/16	12,895,000	12,475,912
Wynn Las Vegas LLC
	6.625% 12/01/14	11,555,000	11,006,137
			63,699,388
Hotels & Motels – 1.3%
Hilton Hotels Corp.
	7.500% 12/15/17	3,260,000	3,390,915
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	11,005,000	11,637,787
			15,028,702
Lodging Total			78,728,090
Retail – 2.6%
Retail-Automobiles – 0.9%
AutoNation, Inc.
	7.000% 04/15/14(b)	1,635,000	1,618,650
	7.045% 04/15/13(a)(b)	1,000,000	1,015,000
Group 1 Automotive, Inc.
	8.250% 08/15/13	8,045,000	8,125,450
			10,759,100
Retail-Convenience Store – 0.7%
Couche-Tard
	7.500% 12/15/13	8,455,000	8,560,687
			8,560,687

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	3,240,000	3,118,500
			3,118,500
Retail-Restaurants – 0.7%
Domino’s, Inc.
	8.250% 07/01/11	7,680,000	7,929,600
			7,929,600
Retail Total			30,367,887
CONSUMER CYCLICAL TOTAL			221,584,919
CONSUMER NON-CYCLICAL – 17.6%
Agriculture – 0.2%
Tobacco – 0.2%
Reynolds American, Inc.
	7.625% 06/01/16(b)	2,825,000	2,817,938
			2,817,938
Agriculture Total			2,817,938
Beverages – 2.5%
Beverages-Non-Alcoholic – 1.1%
Cott Beverages, Inc.
	8.000% 12/15/11	12,590,000	12,621,475
			12,621,475
Beverages-Wine/Spirits – 1.4%
Constellation Brands, Inc.
	8.000% 02/15/08	3,318,000	3,400,950
	8.125% 01/15/12	12,660,000	13,103,100
			16,504,050
Beverages Total			29,125,525
Biotechnology – 0.3%
Medical-Biomedical/Gene – 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,915,000	2,951,437
			2,951,437
Biotechnology Total			2,951,437
Commercial Services – 5.2%
Commercial Services – 1.6%
Iron Mountain, Inc.
	7.750% 01/15/15	5,175,000	5,175,000

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services – (continued)
	8.625% 04/01/13	13,510,000	13,881,525
			19,056,525
Funeral Services & Related Items – 0.7%
Service Corp. International
	6.750% 04/01/16	1,460,000	1,381,525
Stewart Enterprises, Inc.
	7.750% 02/15/13(b)	6,645,000	6,246,300
			7,627,825
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	4,100,000	3,847,262
			3,847,262
Private Corrections – 1.2%
Corrections Corp. of America
	6.250% 03/15/13	510,000	484,500
	7.500% 05/01/11	13,690,000	13,792,675
			14,277,175
Rental Auto/Equipment – 1.4%
Avis Budget Car Rental LLC
	7.625% 05/15/14(b)	2,495,000	2,519,950
	7.750% 05/15/16(b)	1,650,000	1,666,500
NationsRent, Inc.
	9.500% 10/15/10	4,035,000	4,337,625
United Rentals, Inc.
	7.000% 02/15/14	7,100,000	6,709,500
	7.750% 11/15/13	845,000	834,438
			16,068,013
Commercial Services Total			60,876,800
Food – 1.1%
Food-Dairy Products – 0.6%
Dean Foods Co.
	7.000% 06/01/16	7,095,000	6,970,838
			6,970,838
Food-Miscellaneous/Diversified – 0.5%
Del Monte Corp.
	6.750% 02/15/15	5,835,000	5,535,956
			5,535,956
Food Total			12,506,794

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 6.1%
Medical-HMO – 0.9%
Coventry Health Care, Inc.
	5.875% 01/15/12	11,345,000	10,970,039
			10,970,039
Medical-Hospitals – 3.0%
Community Health Systems, Inc.
	6.500% 12/15/12	2,550,000	2,454,375
HCA, Inc.
	6.950% 05/01/12	20,830,000	20,633,589
Triad Hospitals, Inc.
	7.000% 05/15/12	11,953,000	11,863,352
			34,951,316
Medical-Nursing Homes – 0.8%
Extendicare Health Services, Inc.
	6.875% 05/01/14	7,125,000	7,410,000
	9.500% 07/01/10	1,280,000	1,340,800
			8,750,800
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	2,725,000	2,432,063
			2,432,063
Medical Products – 1.2%
Fisher Scientific International, Inc.
	6.750% 08/15/14	14,060,000	14,218,175
			14,218,175
Healthcare Services Total			71,322,393
Household Products/Wares – 0.8%
Consumer Products-Miscellaneous – 0.8%
American Greetings Corp.
	7.375% 06/01/16	2,065,000	2,090,813
Scotts Co.
	6.625% 11/15/13	7,745,000	7,561,056
			9,651,869
Household Products/Wares Total			9,651,869

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 1.3%
Medical-Generic Drugs – 0.3%
Mylan Laboratories, Inc.
	6.375% 08/15/15	3,900,000	3,763,500
			3,763,500
Medical-Wholesale Drug Distribution – 0.7%
AmerisourceBergen Corp.
	5.625% 09/15/12(b)	7,700,000	7,465,381
			7,465,381
Pharmacy Services – 0.3%
Omnicare, Inc.
	6.750% 12/15/13	3,410,000	3,307,700
			3,307,700
Pharmaceuticals Total			14,536,581
CONSUMER NON-CYCLICAL TOTAL			203,789,337
ENERGY – 14.3%
Coal – 2.8%
Coal – 2.8%
Arch Western Finance LLC
	6.750% 07/01/13	9,920,000	9,672,000
Massey Energy Co.
	6.875% 12/15/13(b)	4,635,000	4,438,012
Peabody Energy Corp.
	5.875% 04/15/16	2,775,000	2,601,563
	6.875% 03/15/13	16,520,000	16,437,400
			33,148,975
Coal Total			33,148,975
Oil & Gas – 6.2%
Oil & Gas Drilling – 0.6%
Pride International, Inc.
	7.375% 07/15/14	7,025,000	7,183,062
			7,183,062
Oil Companies-Exploration & Production – 5.2%
Chesapeake Energy Corp.
	6.375% 06/15/15	13,610,000	12,827,425
	7.500% 09/15/13	5,430,000	5,538,600
	7.750% 01/15/15	425,000	434,563
Compton Petroleum Corp.
	7.625% 12/01/13	4,105,000	4,002,375
Newfield Exploration Co.
	6.625% 09/01/14	15,240,000	14,592,300

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Plains Exploration & Production Co.
	7.125% 06/15/14	11,160,000	11,160,000
Pogo Producing Co.
	6.625% 03/15/15	6,950,000	6,602,500
	8.250% 04/15/11	2,980,000	3,084,300
Vintage Petroleum, Inc.
	8.250% 05/01/12	2,045,000	2,172,812
			60,414,875
Oil Refining & Marketing – 0.4%
Tesoro Corp.
	6.625% 11/01/15(b)	4,385,000	4,231,525
			4,231,525
Oil & Gas Total			71,829,462
Oil & Gas Services – 2.5%
Oil-Field Services – 1.6%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	6,595,000	6,116,863
Universal Compression, Inc.
	7.250% 05/15/10	12,265,000	12,295,662
			18,412,525
Oil Field Machinery & Equipment – 0.9%
Grant Prideco, Inc.
	6.125% 08/15/15	11,215,000	10,514,063
			10,514,063
Oil & Gas Services Total			28,926,588
Pipelines – 2.8%
Pipelines – 2.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	3,245,000	3,334,238
MarkWest Energy Partners LP
	6.875% 11/01/14	8,600,000	7,976,500
Williams Companies, Inc.
	6.375% 10/01/10(b)	4,090,000	4,095,112

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12	16,370,000	17,331,737
			32,737,587
Pipelines Total			32,737,587
ENERGY TOTAL			166,642,612
FINANCIALS – 2.1%
Diversified Financial Services – 0.8%
Finance-Investment Banker/Broker – 0.8%
E*Trade Financial Corp.
	7.375% 09/15/13	7,145,000	7,234,312
LaBranche & Co., Inc.
	11.000% 05/15/12	2,145,000	2,354,138
			9,588,450
Diversified Financial Services Total			9,588,450
Real Estate Investment Trusts – 1.3%
REITS-Hotels – 0.7%
Host Marriott LP
	6.375% 03/15/15	8,775,000	8,358,188
			8,358,188
REITS-Regional Malls – 0.6%
Rouse Co. LP
	6.750% 05/01/13(b)	7,090,000	7,044,396
			7,044,396
Real Estate Investment Trusts Total			15,402,584
FINANCIALS TOTAL			24,991,034
INDUSTRIALS – 16.2%
Aerospace & Defense – 2.7%
Aerospace/Defense-Equipment – 1.4%
DRS Technologies, Inc.
	6.625% 02/01/16	4,840,000	4,719,000
Sequa Corp.
	9.000% 08/01/09	4,970,000	5,268,200
TransDigm, Inc.
	8.375% 07/15/11	5,505,000	5,849,062
			15,836,262
Electronics-Military – 1.3%
L-3 Communications Corp.
	5.875% 01/15/15	2,000,000	1,830,000
	6.375% 10/15/15	4,155,000	3,936,863

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics-Military – (continued)
	7.625% 06/15/12	9,130,000	9,358,250
			15,125,113
Aerospace & Defense Total			30,961,375
Environmental Control – 1.3%
Non-Hazardous Waste Disposal – 1.3%
Allied Waste North America, Inc.
	7.125% 05/15/16(b)	16,000,000	15,600,000
			15,600,000
Environmental Control Total			15,600,000
Machinery-Diversified – 1.9%
Machinery-General Industry – 1.9%
Manitowoc Co., Inc.
	7.125% 11/01/13	7,365,000	7,493,887
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	14,540,000	14,430,950
			21,924,837
Machinery-Diversified Total			21,924,837
Miscellaneous Manufacturing – 0.9%
Diversified Manufacturing Operators – 0.9%
Bombardier, Inc.
	6.300% 05/01/14(b)	5,805,000	5,246,269
Trinity Industries, Inc.
	6.500% 03/15/14	5,800,000	5,546,250
			10,792,519
Miscellaneous Manufacturing Total			10,792,519
Packaging & Containers – 4.9%
Containers-Metal/Glass – 4.2%
Ball Corp.
	6.875% 12/15/12	15,192,000	15,116,040
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)	5,375,000	5,415,312
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	7,225,000	7,468,844
Owens-Illinois, Inc.
	7.500% 05/15/10	11,000,000	10,931,250
Silgan Holdings, Inc.

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
	6.750% 11/15/13	10,585,000	10,426,225
			49,357,671
Containers-Paper/Plastic – 0.7%
Jefferson Smurfit Corp.
	8.250% 10/01/12	3,185,000	3,009,825
Smurfit-Stone Container Corp.
	8.375% 07/01/12	5,185,000	4,912,788
			7,922,613
Packaging & Containers Total			57,280,284
Transportation – 4.5%
Transportation-Marine – 3.4%
Overseas Shipholding Group
	8.250% 03/15/13	9,775,000	10,178,219
Stena AB
	7.500% 11/01/13	9,370,000	9,252,875
Teekay Shipping Corp.
	8.875% 07/15/11	18,911,000	20,305,686
			39,736,780
Transportation-Services – 1.1%
Offshore Logistics, Inc.
	6.125% 06/15/13	12,810,000	11,945,325
			11,945,325
Transportation Total			51,682,105
INDUSTRIALS TOTAL			188,241,120
TECHNOLOGY – 1.6%
Office/Business Equipment – 0.5%
Office Automation & Equipment – 0.5%
Xerox Corp.
	6.400% 03/15/16	2,135,000	2,057,606
	7.125% 06/15/10	3,345,000	3,432,807
			5,490,413
Office/Business Equipment Total			5,490,413

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – 1.1%
Electronic Components-Semiconductors – 1.1%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	12,675,000	12,849,281
			12,849,281
Semiconductors Total			12,849,281
TECHNOLOGY TOTAL			18,339,694
UTILITIES – 5.8%
Electric – 5.3%
Electric-Generation – 1.9%
AES Corp.
	7.750% 03/01/14	15,990,000	16,549,650
Edison Mission Energy
	7.730% 06/15/09	4,780,000	4,905,475
			21,455,125
Electric-Integrated – 2.1%
CMS Energy Corp.
	6.875% 12/15/15	2,630,000	2,560,962
	8.500% 04/15/11	1,645,000	1,731,362
Mirant Mid Atlantic LLC
	8.625% 06/30/12	1,049,892	1,108,949
Nevada Power Co.
	5.875% 01/15/15	5,000,000	4,800,250
	6.500% 04/15/12	3,950,000	3,969,750
NorthWestern Corp.
	5.875% 11/01/14	975,000	962,813
TECO Energy, Inc.
	6.750% 05/01/15	3,600,000	3,600,000
	7.000% 05/01/12	5,675,000	5,760,125
			24,494,211
Independent Power Producer – 1.3%
Mirant North America LLC
	7.375% 12/31/13(b)	6,510,000	6,396,075
MSW Energy Holdings LLC
	7.375% 09/01/10	3,780,000	3,803,625
NRG Energy, Inc.
	7.250% 02/01/14	2,545,000	2,548,182

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.375% 02/01/16	2,545,000	2,548,181
			15,296,063
Electric Total			61,245,399
Gas – 0.5%
Gas-Distribution – 0.5%
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	6,285,000	6,316,425
Gas Total			6,316,425
UTILITIES TOTAL			67,561,824
	Total Corporate Fixed-Income Bonds & Notes (cost of $1,130,574,706)		1,106,676,660
Short-Term Obligation – 3.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 04/30/08, market value of $36,685,800 (repurchase proceeds $35,970,766)	35,966,000	35,966,000
	Total Short-Term Obligation (cost of $35,966,000)		35,966,000

	Total Investments – 98.4% (cost of $1,166,540,706)(c)(d)		1,142,642,660

	Other Assets & Liabilities, Net – 1.6%		17,999,880

	Net Assets – 100.0%		1,160,642,540

15

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)   The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which are not illiquid, amounted to $117,050,064, which represents 10.1% of net assets.

(c)   Cost for federal income tax purposes is $1,172,391,613.

(d)   Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,870,141	$(35,619,094)	$(29,748,953)

Acronym	Name
REIT	Real Estate Investment Trust

16

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 60.0%
Federal Home Loan Mortgage Corp.
	4.431% 02/01/18(a)	23,690	23,606
	5.489% 07/01/19(a)	47,403	47,150
	5.500% 05/01/18(a)	52,910	52,978
	7.000% 08/01/29	18	19
	7.500% 04/01/07	497	498
	7.500% 08/01/08	3,077	3,089
	7.500% 10/01/11	22,331	22,940
	7.500% 03/01/16	24,578	24,561
	8.000% 04/01/07	213	214
	8.000% 06/01/07	1,924	1,938
	8.000% 07/01/07	52	52
	8.000% 08/01/07	6,391	6,436
	8.000% 12/01/07	4,040	4,068
	8.000% 05/01/09	224	229
	8.000% 06/01/09	11,978	12,027
	8.000% 07/01/09	30,881	31,506
	8.000% 09/01/09	55,860	57,082
	8.000% 05/01/10	18,946	19,473
	8.000% 01/01/11	12,447	12,455
	8.000% 12/01/11	176,347	178,885
	8.000% 05/01/16	61,996	63,041
	8.000% 04/01/17	92,144	96,626
	8.500% 12/01/07	20,562	20,762
	8.500% 01/01/08	10,708	10,804
	8.500% 02/01/08	5,133	5,183
	8.500% 03/01/08	4,856	4,951
	8.500% 10/01/08	3,120	3,165
	8.500% 05/01/09	16,157	16,450
	8.500% 01/01/10	20,137	20,852
	8.500% 07/01/10	8,099	8,207
	8.500% 03/01/17	6,003	6,378
	8.500% 06/01/17	359	382
	8.500% 09/01/17	36,847	38,911
	8.500% 09/01/20	80,822	85,349
	8.750% 12/01/07	4,824	4,878
	8.750% 05/01/08	1,846	1,887
	8.750% 07/01/08	4,528	4,575
	8.750% 08/01/08	922	938
	8.750% 10/01/08	14,045	14,201
	8.750% 03/01/09	15,848	16,344

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.750% 05/01/09	10,293	10,407
	8.750% 11/01/09	20,288	20,733
	9.000% 12/01/08	2,173	2,225
	9.000% 05/01/09	33,064	33,839
	9.000% 06/01/09	2,445	2,450
	9.000% 07/01/09	87,500	90,219
	9.000% 05/01/10	3,000	3,009
	9.000% 06/01/11	2,868	3,014
	9.000% 12/01/16	5,482	5,861
	9.000% 12/01/18	50,783	50,935
	9.000% 01/01/22	115,926	124,966
	9.250% 10/01/08	3,688	3,780
	9.250% 11/01/08	14,750	15,119
	9.250% 03/01/09	5,178	5,245
	9.250% 01/01/10	159,277	163,260
	9.250% 03/01/10	36,321	37,933
	9.250% 07/01/10	1,615	1,672
	9.250% 10/01/10	46,091	48,136
	9.250% 11/01/10	18,494	18,733
	9.250% 10/01/19	19,812	21,347
	9.500% 10/01/08	9,760	10,027
	9.500% 11/01/08	9,005	9,251
	9.500% 02/01/09	15,672	15,897
	9.500% 06/01/09	60,579	62,236
	9.500% 07/01/09	5,609	5,825
	9.500% 08/01/09	21,362	22,187
	9.500% 04/01/11	14,651	15,481
	9.500% 05/01/12	11,548	12,285
	9.500% 04/01/16	1,645	1,770
	9.500% 07/01/16	1,330	1,441
	9.500% 09/01/16	1,992	2,145
	9.500% 10/01/16	7,020	7,578
	9.500% 04/01/18	7,362	7,486
	9.500% 06/01/20	1,901	2,072
	9.500% 09/01/20	614	664
	9.500% 06/01/21	15,410	16,681
	9.500% 01/01/29	32,660	36,173
	9.750% 11/01/08	2,517	2,595
	9.750% 12/01/08	18,058	18,616
	9.750% 04/01/09	25,815	26,554
	9.750% 09/01/16	11,253	12,005

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 09/01/18	4,720	5,059
	10.000% 11/01/19	43,932	47,902
	10.250% 01/01/09	2,389	2,407
	10.250% 06/01/09	4,535	4,760
	10.250% 09/01/09	11,969	12,486
	10.250% 10/01/09	44,240	45,819
	10.250% 06/01/10	39,585	41,559
	10.250% 10/01/10	14,924	15,456
	10.250% 08/01/13	16,684	17,702
	10.250% 11/01/13	16,345	16,928
	10.500% 11/01/09	52	52
	10.500% 09/01/13	3,749	3,856
	10.500% 01/01/16	90,196	97,721
	10.500% 06/01/17	91,731	98,774
	10.500% 08/01/19	12,503	13,011
	10.500% 09/01/19	15,654	16,525
	10.500% 01/01/20	65,981	72,315
	10.500% 04/01/21	51,906	54,016
	11.250% 10/01/09	18,785	19,938
	11.250% 02/01/10	15,044	16,080
	11.250% 04/01/11	49,665	53,305
	11.250% 10/01/12	11,516	12,039
	11.250% 08/01/13	70,774	75,232
	11.250% 02/01/15	3,455	3,701
	11.250% 07/01/15	10,943	11,720
	11.250% 09/01/15	29,855	30,678
	11.250% 12/01/15	27,898	30,337
	11.500% 02/01/15	37,671	40,680
	TBA,
	5.500% 06/13/36(b)	90,556,000	87,245,092
Federal National Mortgage Association
	4.599% 07/01/27(a)	30,009	30,052
	4.875% 11/01/19(a)	3,289	3,308
	5.396% 08/01/19(a)	27,030	27,175
	5.449% 08/01/36(a)	24,131	24,410
	5.500% 06/01/19(a)	21,711	22,153
	5.802% 07/01/20(a)	12,716	12,901
	5.927% 06/01/20(a)	35,523	36,066
	6.000% 12/01/08	1,048,770	1,048,547
	6.000% 01/01/09	849,746	849,565
	6.000% 01/01/24	379,212	376,604
	6.000% 02/01/24	144,116	143,097
	6.000% 03/01/24	1,056,198	1,048,737

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 04/01/24	885,285	879,058
	6.000% 05/01/24	264,493	262,624
	6.000% 08/01/24	71,363	70,859
	6.000% 01/01/26	4,754	4,720
	6.000% 03/01/26	75,937	75,373
	6.000% 04/01/26	5,094	5,056
	6.000% 05/01/26	8,805	8,740
	6.000% 04/01/35	105,967,290	104,974,864
	6.127% 12/01/17(a)	16,238	16,638
	6.128% 12/01/31(a)	53,774	53,719
	6.307% 03/01/18(a)	145,835	148,968
	6.500% 10/01/07	603	603
	6.500% 12/01/07	2,814	2,815
	6.500% 01/01/09	9,044	9,078
	6.500% 02/01/09	4,192	4,208
	6.500% 06/01/09	1,970	1,982
	6.500% 08/01/10	18,918	19,094
	6.500% 12/01/10	1,579	1,593
	6.500% 04/01/11	31,723	32,093
	6.500% 10/01/22	25,379	25,702
	6.500% 09/01/25	43,582	44,179
	6.500% 11/01/25	149,632	151,679
	6.500% 05/01/26	197,887	200,595
	6.500% 09/01/28	14,567	14,769
	6.500% 12/01/28	15,175	15,385
	6.500% 01/01/29	154,195	156,325
	6.500% 06/01/29	211,382	214,287
	6.565% 07/01/16	4,809,502	5,025,019
	7.000% 11/01/07	661	663
	7.000% 06/01/09	7,468	7,528
	7.000% 07/01/10	25,824	26,178
	7.000% 09/01/10	19,807	20,128
	7.000% 10/01/10	36,424	37,014
	7.000% 10/01/12	27,866	28,492
	7.000% 08/01/23	167,880	172,556
	7.000% 10/01/23	29,985	30,820
	7.000% 11/01/23	88,538	91,003
	7.000% 02/01/27	7,940	8,156
	7.500% 12/01/06	1,420	1,421
	7.500% 02/01/08	468	470
	7.500% 01/01/09	5,054	5,091

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 05/01/09	6,329	6,365
	7.500% 06/01/09	9,766	9,808
	7.500% 12/01/09	26,822	27,329
	7.500% 02/01/10	1,899	1,935
	7.500% 06/01/10	7,281	7,456
	7.500% 11/01/11	11,217	11,362
	7.500% 07/01/13	15,908	16,348
	7.500% 12/01/14	1,290	1,340
	7.500% 01/01/17	52,203	54,362
	7.500% 02/01/18	23,830	24,823
	7.500% 10/01/23	12,966	13,441
	7.500% 12/01/23	61,079	63,319
	8.000% 07/01/08	8,330	8,423
	8.000% 12/01/08	8,990	9,065
	8.000% 03/01/09	3,555	3,587
	8.000% 04/01/09	47,536	47,934
	8.000% 07/01/09	60,048	60,725
	8.000% 08/01/09	4,150	4,157
	8.000% 03/01/13	3,502	3,705
	8.000% 11/01/15	5,398	5,739
	8.000% 06/01/25	2,191	2,327
	8.000% 08/01/27	31,463	33,443
	8.000% 02/01/30	3,160	3,359
	8.000% 03/01/30	10,161	10,787
	8.000% 08/01/30	3,722	3,952
	8.000% 10/01/30	54,631	57,998
	8.000% 11/01/30	270,893	287,590
	8.000% 12/01/30	106,161	112,704
	8.000% 01/01/31	557,587	592,572
	8.000% 02/01/31	962	1,022
	8.000% 04/01/31	46,614	49,487
	8.000% 05/01/31	54,951	58,355
	8.000% 08/01/31	3,469	3,683
	8.000% 09/01/31	221,906	235,654
	8.000% 12/01/31	20,150	21,398
	8.000% 03/01/32	35,684	37,895
	8.000% 04/01/32	279,323	296,626
	8.000% 05/01/32	565,386	600,411
	8.000% 06/01/32	522,018	554,355
	8.000% 07/01/32	18,119	19,240
	8.000% 08/01/32	59,392	63,071
	8.000% 10/01/32	42,732	45,379

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 11/01/32	132,707	140,886
	8.000% 02/01/33	269,283	285,965
	8.000% 03/01/33	59,265	62,913
	8.000% 06/01/33	7,728	8,204
	8.250% 05/01/08	16,457	16,614
	8.250% 06/01/08	326	329
	8.250% 01/01/09	1,124	1,135
	8.250% 04/01/09	865	886
	8.250% 05/01/10	10,980	11,089
	8.250% 09/01/11	12,281	12,561
	8.500% 09/01/07	6,574	6,594
	8.500% 02/01/08	23,548	23,815
	8.500% 05/01/08	1,848	1,861
	8.500% 11/01/08	11,129	11,370
	8.500% 12/01/08	4,097	4,110
	8.500% 06/01/09	21,042	21,412
	8.500% 07/01/09	8,652	8,679
	8.500% 03/01/10	11,961	11,998
	8.500% 12/01/11	28,717	28,909
	8.500% 02/01/15	3,524	3,609
	8.500% 05/01/15	11,893	12,291
	8.500% 06/01/15	77,310	77,726
	8.500% 02/01/17	2,957	3,146
	8.500% 06/01/17	5,916	5,994
	8.500% 07/01/17	30,833	31,773
	8.500% 12/01/17	7,374	7,397
	8.500% 09/01/21	47,211	48,650
	9.000% 06/01/07	7,650	7,645
	9.000% 08/01/07	11,167	11,160
	9.000% 09/01/07	31,068	31,193
	9.000% 10/01/07	2,705	2,730
	9.000% 03/01/08	4,512	4,566
	9.000% 05/01/08	4,127	4,217
	9.000% 07/01/08	3,790	3,886
	9.000% 12/01/08	7,458	7,560
	9.000% 01/01/09	2,906	2,946
	9.000% 05/01/09	114,310	116,616
	9.000% 07/01/09	639	641
	9.000% 09/01/09	25,900	26,557
	9.000% 12/01/09	34,663	34,877
	9.000% 04/01/10	1,680	1,741

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 05/01/10	4,255	4,343
	9.000% 06/01/10	9,891	10,141
	9.000% 11/01/10	1,083	1,122
	9.000% 04/01/11	8,337	8,450
	9.000% 06/01/11	2,661	2,738
	9.000% 09/01/13	12,614	12,785
	9.000% 09/01/14	5,332	5,353
	9.000% 04/01/15	7,757	8,101
	9.000% 05/01/15	9,863	10,259
	9.000% 07/01/15	10,231	10,370
	9.000% 04/01/16	175,711	182,713
	9.000% 06/01/16	8,169	8,459
	9.000% 07/01/16	5,967	6,097
	9.000% 09/01/16	9,446	9,781
	9.000% 10/01/16	5,939	6,089
	9.000% 12/01/16	4,842	4,960
	9.000% 01/01/17	3,809	3,978
	9.000% 02/01/17	208	215
	9.000% 03/01/17	520	538
	9.000% 05/01/17	4,249	4,357
	9.000% 06/01/17	8,696	8,930
	9.000% 08/01/17	21,672	22,442
	9.000% 05/01/18	38,970	40,062
	9.000% 09/01/19	2,015	2,086
	9.000% 10/01/19	24,418	25,285
	9.000% 11/01/19	669	693
	9.000% 03/01/20	1,399	1,418
	9.000% 07/01/20	2,673	2,740
	9.000% 01/01/21	4,974	5,264
	9.000% 08/01/21	192,677	199,522
	9.000% 06/01/22	5,580	5,827
	9.000% 09/01/24	49,926	53,874
	9.500% 12/01/10	7,443	7,667
	9.500% 03/01/11	692	713
	9.500% 06/01/15	5,407	5,689
	9.500% 03/01/16	15,887	16,148
	9.500% 04/01/16	12,918	13,307
	9.500% 06/01/16	36,527	37,127
	9.500% 02/01/17	2,311	2,452
	9.500% 07/01/17	1,030	1,061
	9.500% 01/01/19	146,879	158,700
	9.500% 04/01/20	221,110	239,854

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.500% 07/15/21	423,423	464,568
	9.500% 08/01/21	142,489	157,276
	10.000% 10/01/06	690	692
	10.000% 04/01/20	19,330	20,721
	10.500% 03/01/14	38,522	40,028
	10.500% 12/01/15	95,575	100,821
	11.000% 08/01/15	57,146	60,656
	TBA:
	5.000% 06/19/21(b)	92,415,000	89,238,234
	5.500% 06/19/21(b)	88,050,000	86,701,778
	5.500% 06/13/36(b)	42,000,000	40,438,104
	6.500% 06/13/36(b)	68,750,000	69,351,562
Government National Mortgage Association
	4.375% 05/20/22(a)	46,072	46,085
	4.375% 06/20/23(a)	30,945	30,976
	4.750% 08/20/22(a)	7,827	7,827
	6.000% 12/15/10	64,963	65,268
	6.500% 06/15/23	16,538	16,860
	6.500% 08/15/23	28,275	28,825
	6.500% 09/15/23	21,491	21,909
	6.500% 10/15/23	38,729	39,482
	6.500% 11/15/23	189,668	193,358
	6.500% 12/15/23	71,114	72,497
	6.500% 01/15/24	43,032	43,884
	6.500% 02/15/24	38,938	39,710
	6.500% 03/15/24	129,148	131,709
	6.500% 04/15/24	18,023	18,381
	6.500% 05/15/24	32,332	32,968
	6.500% 07/15/24	145,279	148,109
	6.500% 09/15/25	32,254	32,905
	6.500% 12/15/25	35,162	35,872
	6.500% 01/15/28	30,845	31,491
	6.500% 02/15/28	77,600	79,225
	6.500% 07/15/28	149,625	152,757
	6.500% 08/15/28	134,620	137,438
	6.500% 10/15/28	115,624	118,045
	6.500% 11/15/28	41,225	42,088
	6.500% 12/15/28	240,243	245,273
	6.500% 01/15/29	194,292	198,326
	6.500% 02/15/29	47,356	48,339
	7.000% 02/15/09	943	959

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 03/15/22	9,068	9,366
	7.000% 04/15/22	2,285	2,360
	7.000% 10/15/22	4,367	4,511
	7.000% 11/15/22	12,336	12,742
	7.000% 01/15/23	203,000	209,785
	7.000% 03/15/23	2,759	2,851
	7.000% 05/15/23	82,957	85,731
	7.000% 06/15/23	25,702	26,561
	7.000% 07/15/23	5,947	6,145
	7.000% 10/15/23	95,884	99,089
	7.000% 12/15/23	73,087	75,512
	7.000% 01/15/24	2,058	2,128
	7.000% 03/15/24	4,556	4,711
	7.000% 10/15/24	56,778	58,680
	7.000% 08/15/25	2,464	2,549
	7.000% 09/15/25	4,109	4,250
	7.000% 10/15/25	140,069	144,872
	7.000% 12/15/25	55,946	57,866
	7.000% 01/15/26	57,215	59,198
	7.000% 02/15/26	66,841	69,157
	7.000% 03/15/26	8,997	9,310
	7.000% 04/15/26	4,870	5,039
	7.000% 05/15/26	1,639	1,696
	7.000% 06/15/26	56,822	58,791
	7.000% 11/15/26	88,317	91,356
	7.000% 12/15/26	1,273	1,317
	7.000% 01/15/27	5,118	5,297
	7.000% 02/15/27	1,214	1,256
	7.000% 04/15/27	4,151	4,296
	7.000% 08/15/27	972	1,006
	7.000% 09/15/27	72,337	74,866
	7.000% 10/15/27	96,034	99,393
	7.000% 11/15/27	249,805	258,538
	7.000% 12/15/27	415,893	430,436
	7.000% 01/15/28	60,784	62,831
	7.000% 02/15/28	91,881	95,032
	7.000% 03/15/28	196,426	203,106
	7.000% 04/15/28	137,140	141,758
	7.000% 05/15/28	42,865	44,308
	7.000% 06/15/28	17,968	18,573
	7.000% 07/15/28	589,780	609,645
	7.000% 09/15/28	25,877	26,748

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 12/15/28	99,431	102,781
	7.000% 01/15/29	1,835	1,897
	7.000% 02/15/29	4,128	4,268
	7.000% 03/15/29	37,038	38,296
	7.000% 04/15/29	53,504	55,319
	7.000% 05/15/29	44,369	45,873
	7.000% 06/15/29	31,390	32,454
	7.000% 07/15/29	83,357	86,183
	7.000% 08/15/29	63,971	66,142
	7.000% 09/15/29	38,105	39,397
	7.000% 10/15/29	17,313	17,900
	7.500% 12/15/06	1,475	1,478
	7.500% 02/15/07	6,594	6,647
	7.500% 03/15/07	2,786	2,806
	7.500% 04/15/22	19,680	20,608
	7.500% 10/15/23	87,168	91,335
	7.500% 07/15/25	8,607	9,029
	7.500% 08/15/25	175,098	183,678
	7.500% 10/15/25	21,575	22,632
	7.500% 12/15/25	47,834	50,178
	8.000% 09/15/06	7	7
	8.000% 08/15/07	273	275
	8.000% 04/15/08	117	119
	8.000% 11/15/14	33,236	35,153
	8.000% 06/20/17	175,643	184,790
	8.000% 07/20/17	31,505	33,146
	8.000% 06/15/22	71,114	75,701
	8.000% 02/15/23	102,266	108,965
	8.000% 03/20/23	885	939
	8.000% 06/15/23	2,383	2,539
	8.000% 07/15/23	3,468	3,696
	8.000% 07/15/26	94,626	101,050
	8.000% 07/15/29	4,756	5,083
	8.500% 10/15/09	9,198	9,519
	8.500% 12/15/21	5,421	5,839
	8.500% 01/15/22	96,376	103,961
	8.500% 09/15/22	5,142	5,547
	8.500% 10/15/22	5,988	6,459
	8.500% 11/20/22	65,380	70,264
	8.500% 12/15/22	6,180	6,655
	8.750% 12/15/21	114,342	122,295

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.850% 01/15/19	48,364	51,845
	8.850% 05/15/19	73,584	78,881
	8.850% 07/15/19	1,340	1,437
	9.000% 06/15/07	1,083	1,103
	9.000% 08/15/08	29,480	30,284
	9.000% 09/15/08	53,234	54,687
	9.000% 10/15/08	9,457	9,716
	9.000% 11/15/08	36,811	37,817
	9.000% 12/15/08	33,065	33,969
	9.000% 01/15/09	19,190	19,901
	9.000% 02/15/09	24,609	25,520
	9.000% 03/15/09	78,836	81,753
	9.000% 04/15/09	3,314	3,437
	9.000% 05/15/09	120,859	125,334
	9.000% 06/15/09	118,907	123,309
	9.000% 12/15/09	10,259	10,639
	9.000% 05/15/16	26,195	28,083
	9.000% 06/15/16	21,744	23,311
	9.000% 07/15/16	31,618	33,898
	9.000% 08/15/16	1,699	1,822
	9.000% 09/15/16	27,236	29,201
	9.000% 10/15/16	47,243	50,650
	9.000% 11/15/16	11,693	12,537
	9.000% 11/20/16	111,530	119,129
	9.000% 12/15/16	1,387	1,486
	9.000% 01/15/17	106,127	113,775
	9.000% 02/15/17	2,381	2,553
	9.000% 03/20/17	52,680	56,266
	9.000% 05/15/17	3,171	3,399
	9.000% 06/15/17	39,857	42,728
	9.000% 06/20/17	114,852	122,670
	9.000% 07/15/17	699	750
	9.000% 09/15/17	13,177	14,126
	9.000% 10/15/17	16,926	18,117
	9.000% 12/15/17	10,168	10,886
	9.000% 04/15/18	2,309	2,480
	9.000% 04/20/18	145,443	155,666
	9.000% 05/20/18	45,688	48,899
	9.000% 12/15/19	509	548
	9.000% 04/15/20	1,127	1,215
	9.000% 05/20/21	4,417	4,750
	9.000% 09/15/21	529	571

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 02/15/25	139,451	151,132
	9.250% 10/15/16	131,489	142,125
	9.250% 05/15/18	17,180	18,654
	9.250% 07/15/21	75,779	82,680
	9.250% 09/15/21	35,588	38,829
	9.500% 06/15/09	89,968	94,038
	9.500% 07/15/09	49,398	51,633
	9.500% 08/15/09	119,405	124,808
	9.500% 09/15/09	101,175	105,752
	9.500% 10/15/09	53,352	55,765
	9.500% 02/20/18	58,264	63,617
	9.500% 12/20/24	11,985	13,135
	9.500% 01/20/25	17,617	19,329
	10.000% 12/15/17	2,135	2,334
	10.000% 07/20/18	20,279	22,081
	10.000% 11/15/18	992	1,084
	10.000% 12/15/18	471	515
	10.000% 03/15/19	502	549
	10.000% 04/15/20	877	959
	10.000% 11/15/20	12,919	14,131
	10.500% 02/15/10	4,889	5,218
	10.500% 09/15/10	795	848
	10.500% 06/15/11	16,099	17,313
	10.500% 06/15/12	17,164	18,565
	10.500% 03/15/13	372	405
	10.500% 06/15/13	4,022	4,379
	10.500% 07/15/13	7,626	8,302
	10.500% 11/15/13	20,877	22,726
	10.500% 08/15/15	9,505	10,407
	10.500% 09/15/15	21,922	24,002
	10.500% 10/15/15	7,796	8,535
	10.500% 12/15/15	9,789	10,717
	10.500% 01/15/16	35,928	39,414
	10.500% 01/20/16	195	212
	10.500% 02/15/16	11,744	12,883
	10.500% 03/15/16	10,769	11,815
	10.500% 07/15/17	14,080	15,472
	10.500% 10/15/17	2,748	3,020
	10.500% 11/15/17	72,723	79,914
	10.500% 12/15/17	100,741	110,704
	10.500% 01/15/18	56,358	62,017

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 02/15/18	67,382	74,155
	10.500% 03/15/18	52,800	58,107
	10.500% 04/15/18	121,865	134,111
	10.500% 06/15/18	8,898	9,792
	10.500% 07/15/18	62,792	69,102
	10.500% 09/15/18	25,902	28,504
	10.500% 10/15/18	9,152	10,071
	10.500% 12/15/18	10,832	11,927
	10.500% 02/15/19	8,501	9,366
	10.500% 03/15/19	6,414	7,068
	10.500% 04/15/19	53,598	59,054
	10.500% 05/15/19	51,364	56,594
	10.500% 06/15/19	62,055	68,373
	10.500% 06/20/19	9,260	10,166
	10.500% 07/15/19	119,794	131,989
	10.500% 07/20/19	6,639	7,288
	10.500% 08/15/19	23,706	26,119
	10.500% 08/20/19	16,446	18,054
	10.500% 09/15/19	32,507	35,415
	10.500% 09/20/19	14,390	15,798
	10.500% 10/15/19	4,568	5,033
	10.500% 12/15/19	59,568	65,632
	10.500% 02/15/20	2,475	2,730
	10.500% 03/15/20	20,314	22,405
	10.500% 04/15/20	13,501	14,890
	10.500% 05/15/20	7,706	8,500
	10.500% 07/15/20	21,160	23,338
	10.500% 08/15/20	41,279	45,528
	10.500% 09/15/20	16,822	18,554
	10.500% 10/15/20	152	167
	10.500% 11/15/20	2,165	2,388
	10.500% 12/15/20	850	938
	10.500% 01/15/21	2,901	3,202
	10.500% 04/15/21	5,280	5,829
	10.500% 08/15/21	204,990	225,324
	10.625% 05/15/10	9,262	9,859
	11.000% 12/15/09	25,887	27,483
	11.000% 01/15/10	310	331
	11.000% 02/15/10	24,532	26,194
	11.000% 03/15/10	9,617	10,294
	11.000% 07/15/10	12,357	13,225
	11.000% 08/15/10	33,720	36,055

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.000% 09/15/10	55,183	58,969
	11.000% 10/15/10	20,889	22,289
	11.000% 11/15/10	4,799	5,119
	11.000% 04/15/11	5,864	6,305
	11.000% 02/15/13	1,831	1,988
	11.000% 07/15/13	20,583	22,353
	11.000% 08/15/15	28,990	31,788
	11.000% 09/15/15	39,409	43,212
	11.000% 10/15/15	9,179	10,065
	11.000% 11/15/15	96,357	105,650
	11.000% 12/15/15	90,417	99,144
	11.000% 01/15/16	34,051	37,390
	11.000% 02/15/16	3,166	3,476
	11.000% 03/15/16	4,190	4,601
	11.000% 07/15/16	41,931	46,044
	11.000% 07/15/17	292	309
	11.000% 08/15/18	5,509	6,054
	11.000% 09/15/18	111,968	123,045
	11.000% 11/15/18	10,486	11,524
	11.000% 12/15/18	38,418	42,219
	11.000% 06/20/19	15,096	16,566
	11.000% 07/20/19	289	316
	11.000% 08/15/19	1,742	1,918
	11.000% 09/20/19	3,825	4,181
	11.000% 10/15/20	9,752	10,747
	11.000% 12/15/20	13,208	14,556
	11.000% 02/15/21	7,141	7,871
	11.000% 03/15/21	10,450	11,519
	11.500% 03/15/10	10,379	11,211
	11.500% 04/15/10	9,127	9,859
	11.500% 07/15/10	6,490	7,010
	11.500% 09/15/10	28,005	30,249
	11.500% 10/15/10	23,902	25,817
	11.500% 01/15/13	36,616	40,057
	11.500% 02/15/13	94,779	103,961
	11.500% 03/15/13	177,646	194,538
	11.500% 04/15/13	161,126	176,703
	11.500% 05/15/13	213,528	234,151
	11.500% 06/15/13	114,463	125,496
	11.500% 07/15/13	83,755	91,870
	11.500% 08/15/13	32,919	36,109

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.500% 09/15/13	26,777	29,005
	11.500% 11/15/13	8,737	9,583
	11.500% 01/15/14	4,673	5,156
	11.500% 02/15/14	58,740	64,809
	11.500% 08/15/15	4,813	5,337
	11.500% 09/15/15	13,237	14,460
	11.500% 10/15/15	20,385	22,621
	11.500% 11/15/15	7,554	8,377
	11.500% 12/15/15	13,123	14,552
	11.500% 01/15/16	7,807	8,694
	11.500% 02/15/16	7,819	8,707
	11.500% 02/20/16	12,328	13,679
	11.500% 03/15/16	8,366	9,316
	11.500% 11/15/17	8,882	9,927
	11.500% 12/15/17	10,550	11,791
	11.500% 01/15/18	17,387	19,494
	11.500% 02/15/18	4,568	5,122
	11.500% 02/20/18	1,376	1,537
	11.500% 05/15/18	8,420	9,440
	11.500% 11/15/19	6,438	7,237
	11.750% 07/15/13	28,352	31,317
	11.750% 09/15/13	10,053	11,104
	11.750% 07/15/15	45,181	49,322
	12.000% 07/15/11	2,574	2,810
	12.000% 11/15/12	4,857	5,373
	12.000% 12/15/12	138,734	153,444
	12.000% 01/15/13	115,723	128,893
	12.000% 02/15/13	68,277	76,048
	12.000% 03/15/13	16,704	18,605
	12.000% 05/15/13	22,124	24,641
	12.000% 06/15/13	9,082	10,115
	12.000% 08/15/13	33,483	37,294
	12.000% 09/15/13	90,099	100,352
	12.000% 09/20/13	3,009	3,339
	12.000% 10/15/13	12,734	14,184
	12.000% 12/15/13	22,742	25,330
	12.000% 01/15/14	43,099	48,182
	12.000% 01/20/14	3,496	3,883
	12.000% 02/15/14	76,536	85,823
	12.000% 02/20/14	23,258	25,987
	12.000% 03/15/14	148,709	166,754
	12.000% 03/20/14	8,729	9,753

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.000% 04/15/14	87,731	98,292
	12.000% 04/20/14	37,871	42,315
	12.000% 05/15/14	141,335	158,486
	12.000% 06/15/14	32,878	36,868
	12.000% 07/15/14	14,843	16,643
	12.000% 08/20/14	2,286	2,554
	12.000% 01/15/15	29,073	31,997
	12.000% 02/15/15	74,723	82,240
	12.000% 03/15/15	51,104	56,246
	12.000% 03/20/15	237	260
	12.000% 04/15/15	50,626	55,662
	12.000% 05/15/15	21,425	23,580
	12.000% 06/15/15	23,347	25,710
	12.000% 07/15/15	38,564	42,443
	12.000% 09/20/15	11,563	12,680
	12.000% 10/15/15	15,670	17,246
	12.000% 11/15/15	8,679	9,552
	12.000% 12/20/15	1,618	1,774
	12.000% 01/15/16	5,126	5,624
	12.000% 02/15/16	7,339	8,052
	12.000% 02/20/16	3,302	3,609
	12.250% 09/15/13	27,537	30,021
	12.250% 02/15/14	51,640	56,349
	12.250% 03/15/14	6,848	7,473
	12.250% 04/15/14	21,267	23,207
	12.500% 04/15/10	71,369	77,770
	12.500% 05/15/10	88,937	97,060
	12.500% 06/15/10	114,909	125,326
	12.500% 07/15/10	70,289	76,679
	12.500% 08/15/10	13,395	14,618
	12.500% 09/15/10	4,345	4,742
	12.500% 10/15/10	23,408	25,545
	12.500% 11/15/10	108,675	118,500
	12.500% 12/15/10	220,028	239,902
	12.500% 01/15/11	33,639	36,853
	12.500% 05/15/11	16,503	18,080
	12.500% 10/15/13	51,583	56,701
	12.500% 10/20/13	23,192	25,401
	12.500% 11/15/13	155,528	170,960
	12.500% 12/15/13	48,880	53,725
	12.500% 01/15/14	32,564	35,838

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.500% 05/15/14	93,093	102,454
	12.500% 06/15/14	65,486	72,070
	12.500% 07/15/14	2,529	2,783
	12.500% 07/20/14	5,945	6,519
	12.500% 08/15/14	12,816	14,105
	12.500% 09/20/14	2,779	3,047
	12.500% 10/20/14	7,064	7,746
	12.500% 11/15/14	5,788	6,317
	12.500% 12/15/14	46,810	51,517
	12.500% 01/15/15	75,825	83,360
	12.500% 04/15/15	2,616	2,882
	12.500% 05/15/15	19,167	21,119
	12.500% 05/20/15	27,358	29,892
	12.500% 06/15/15	14,717	16,215
	12.500% 07/15/15	27,342	30,124
	12.500% 07/20/15	3,249	3,567
	12.500% 08/15/15	25,119	27,675
	12.500% 10/15/15	33,854	37,299
	12.500% 11/20/15	9,490	10,417
	13.000% 01/15/11	58,444	63,924
	13.000% 02/15/11	50,444	55,596
	13.000% 03/15/11	37,325	41,135
	13.000% 04/15/11	105,706	116,498
	13.000% 06/15/11	13,162	14,506
	13.000% 06/15/12	29,899	32,997
	13.000% 10/15/12	15,615	17,234
	13.000% 11/15/12	7,647	8,440
	13.000% 12/15/12	5,701	6,291
	13.000% 02/15/13	14,973	16,548
	13.000% 05/15/13	4,256	4,704
	13.000% 09/15/13	18,213	20,128
	13.000% 09/20/13	23,196	25,544
	13.000% 10/15/13	55,400	61,228
	13.000% 06/15/14	28,708	31,775
	13.000% 06/20/14	1,098	1,211
	13.000% 07/15/14	16,897	18,702
	13.000% 07/20/14	2,118	2,335
	13.000% 09/15/14	23,640	26,163
	13.000% 10/15/14	20,513	22,706
	13.000% 11/15/14	34,635	38,626
	13.000% 12/15/14	30,707	33,987
	13.000% 03/15/15	10,882	12,037

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	13.000% 06/15/15	7,362	8,158
	13.000% 01/15/16	25,619	28,411
	13.500% 05/15/10	13,978	15,453
	13.500% 06/15/10	1,770	1,957
	13.500% 07/15/10	1,779	1,967
	13.500% 10/15/10	9,845	10,884
	13.500% 04/15/11	6,326	7,022
	13.500% 05/15/11	44,693	49,614
	13.500% 10/15/12	2,019	2,245
	13.500% 11/15/12	36,794	40,916
	13.500% 06/15/13	9,700	10,802
	13.500% 07/15/14	6,997	7,802
	13.500% 08/15/14	39,287	43,808
	13.500% 08/20/14	6,115	6,794
	13.500% 09/15/14	11,923	13,295
	13.500% 09/20/14	5,893	6,548
	13.500% 10/15/14	18,749	20,906
	13.500% 11/15/14	12,415	13,843
	13.500% 11/20/14	49,778	55,306
	13.500% 12/15/14	9,789	10,915
	13.500% 12/20/14	5,513	6,125
	13.500% 01/15/15	14,112	15,755
	13.500% 02/15/15	23,993	26,786
	13.500% 02/20/15	9,308	10,354
	13.500% 04/15/15	4,255	4,751
	13.500% 06/15/15	5,079	5,670
	14.000% 06/15/11	4,553	5,088
	14.000% 03/15/12	5,295	5,928
	14.500% 10/15/12	6,031	6,788
	15.000% 09/15/11	40,469	45,744
	15.000% 07/15/12	2,672	3,027
	Total Mortgage-Backed Securities (cost of $519,227,964)		517,097,747
Government & Agency Obligations – 38.5%
U.S. GOVERNMENT AGENCIES – 1.5%
AID-Israel
	5.500% 04/26/24	10,000,000	9,701,070
Federal Home Loan Bank
	3.875% 06/14/13	1,750,000	1,594,495
Small Business Administration
	7.600% 01/01/12	227,397	234,442

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	8.200% 10/01/11	124,882	129,716
	8.250% 11/01/11	540,138	561,878
	8.650% 11/01/14	497,231	524,128
	8.850% 08/01/11	53,786	56,208
	9.150% 07/01/11	141,757	148,486
U.S. GOVERNMENT AGENCIES TOTAL			12,950,423
U.S. GOVERNMENT OBLIGATIONS – 37.0%
U.S. Treasury Bonds
	5.375% 02/15/31	1,600,000	1,618,250
	5.500% 08/15/28	37,885,000	38,710,779
	6.125% 11/15/27	5,395,000	5,931,549
	6.500% 11/15/26(c)	26,944,000	30,770,883
	6.750% 08/15/26	12,888,000	15,092,054
	6.875% 08/15/25	3,900,000	4,603,829
	7.125% 02/15/23	11,619,000	13,859,283
	7.250% 08/15/22	10,346,000	12,449,952
	8.750% 08/15/20	13,446,000	17,988,220
U.S. Treasury Notes
	4.000% 02/15/14	2,055,000	1,910,589
	4.250% 08/15/14	1,350,000	1,272,691
	5.000% 02/15/11	60,538,000	60,528,556
	6.125% 08/15/07	20,672,000	20,919,899
	6.500% 10/15/06	2,356,000	2,367,688
	6.500% 02/15/10	51,336,000	53,860,704
	7.000% 07/15/06	24,690,000	24,745,948
U.S. Treasury STRIPS
	02/15/09	5,500,000	4,808,292
	05/15/17	8,000,000	4,505,464
	05/15/23	7,800,000	3,134,321
U.S. GOVERNMENT OBLIGATIONS TOTAL			319,078,951
	Total Government & Agency Obligations (cost of $338,881,863)		332,029,374
Asset-Backed Securities – 8.2%
Bank One Issuance Trust
	5.191% 12/15/10(a)	10,800,000	10,824,316
Capital One Multi-Asset Execution Trust
	5.331% 05/16/11(a)	10,000,000	10,051,292
Chase Credit Card Master Trust
	5.191% 07/15/10(a)	10,000,000	10,029,359

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Chase Funding Mortgage Loan
	5.587% 02/25/32	1,909,251	1,875,436
	5.850% 02/25/32	4,800,000	4,727,017
	6.150% 06/25/31	5,000,000	4,936,585
	6.899% 03/25/31	2,112,117	2,111,468
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	304,925	304,718
Green Tree Financial Corp.
	7.850% 08/15/25	9,100,000	8,564,390
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(d)	5,000,000	4,496,358
Preferred Mortgage Asset Trust
	8.400% 09/25/12	5,010	5,010
Residential Asset Mortgage Products
	4.120% 06/25/33	4,230,000	4,101,109
	5.600% 12/25/33	5,500,000	5,383,443
Residential Asset Securities Corp.
	6.656% 04/25/32	2,024,735	2,041,039
Residential Funding Mortgage Securities, Inc.
	6.460% 01/25/27	1,003,764	1,000,078
	6.650% 01/25/27	9,416	9,374
	Total Asset-Backed Securities (cost of $71,594,025)		70,460,992
Corporate Fixed-Income Bonds & Notes – 4.4%
BASIC MATERIALS – 1.3%
Chemicals – 0.7%
Dow Chemical Co.
	6.125% 02/01/11	6,000,000	6,105,545
Chemicals Total			6,105,545
Metals & Mining – 0.6%
Alcoa, Inc.
	6.000% 01/15/12	5,000,000	5,047,582
Metals & Mining Total			5,047,582
BASIC MATERIALS TOTAL			11,153,127
COMMUNICATIONS – 1.9%
Media – 1.2%
Gannett Co., Inc.
	6.375% 04/01/12	5,000,000	5,081,502

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Viacom, Inc.
	6.625% 05/15/11	5,000,000	5,145,553
Media Total			10,227,055
Telecommunication Services – 0.7%
Verizon Global Funding Corp.
	7.250% 12/01/10	6,000,000	6,318,377
Telecommunication Services Total			6,318,377
COMMUNICATIONS TOTAL			16,545,432
CONSUMER CYCLICAL – 0.6%
Retail – 0.6%
Target Corp.
	5.875% 03/01/12	5,000,000	5,069,480
Retail Total			5,069,480
CONSUMER CYCLICAL TOTAL			5,069,480
FINANCIALS – 0.6%
Diversified Financial Services – 0.6%
Boeing Capital Corp.
	6.500% 02/15/12	5,000,000	5,192,312
Export Funding Trust
	8.210% 12/29/06	248,275	250,283
Diversified Financial Services Total			5,442,595
FINANCIALS TOTAL			5,442,595
	Total Corporate Fixed-Income Bonds & Notes (cost of $37,730,193)		38,210,634
Collateralized Mortgage Obligations – 2.5%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	I.O.
	5.500% 01/15/23(e)	444,644	17,558
	5.500% 05/15/27(e)	516,787	42,729
Vendee Mortgage Trust
	I.O.
	0.442% 09/15/27(e)	7,898,897	83,525
	0.303% 03/15/29(e)	9,494,475	64,737
AGENCY TOTAL			208,549
NON - AGENCY – 2.5%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,282,442	2,233,168

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
First Horizon Asset Securities, Inc.
	5.119% 10/25/33(a)	1,831,269	1,638,198
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	4,220,000	4,218,681
Residential Accredit Loans, Inc.
	6.250% 03/25/17	3,298,059	3,215,799
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	1,039,349	1,002,508
	6.500% 03/25/32	779,512	735,565
Suntrust Alternative Loan Trust
	6.066% 12/25/35	6,986,473	6,596,739
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	40,700	40,572
Washington Mutual Mortgage Loan Trust
	5.881% 01/25/40(a)	1,748,750	1,759,426
NON-AGENCY TOTAL			21,440,656
	Total Collateralized Mortgage Obligations (cost of $22,125,740)		21,649,205
Commercial Mortgage-Backed Securities – 0.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.448% 01/15/46	5,825,000	5,678,694
Merrill Lynch Mortgage Investors, Inc.
	I.O.
	1.025% 12/15/30(e)	8,243,665	203,841
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,962,367	1,963,662
	Total Commercial Mortgage-Backed Securities (cost of $8,104,846)		7,846,197
Short-Term Obligation – 28.4%
	Repurchase agreement with Greenwich Capital, dated 05/31/06, due 06/01/06 at 4.950% collateralized by FHLMC and FNMA with various maturities to 06/14/24, market value $250,797,240 (repurchase proceeds $244,415,603)	244,382,000	244,382,000
	Total Short-Term Obligation (cost of $244,382,000)		244,382,000

Total Investments – 142.9% (cost of $1,242,046,631)(f)(g)	1,231,676,149

Other Assets & Liabilities, Net – (42.9)%	(369,714,905)

Net Assets – 100.0%	861,961,244

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.

(b)	Security purchased on a delayed delivery basis.

(c)	A portion of this security with a market value of $1,615,974 is pledged as collateral for open futures contracts.

(d)	Investments in affiliates during the six months ended May 31, 2006:

Security name: MBNA Credit Card Master Note Trust
(MBNA became an affiliate of the Fund on January 1, 2006)

Par as of 08/31/05:	$5,000,000
Par purchased:	$—
Par sold:	$—
Par as of 05/31/06:	$5,000,000
Net realized gain/loss:	$—
Interest income earned:	$92,708
Value at end of period:	$4,496,358

(e)	Accrued interest accumulates in the value of this security and is payable at redemption.

(f)	Cost for federal income tax purposes is $1,244,556,934.

(g)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$6,063,294	$(18,944,079)	$(12,880,785)

At May 31, 2006, the Fund held the following open short futures contracts:

			Aggregate	Expiration	Unrealized
Type	Number of Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Notes	254	$26,336,625	$26,556,065	Jun-06	$219,440
U.S. Treasury Bonds	64	$6,810,000	$7,221,792	Jun-06	411,792
					$631,232

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks – 95.3%
CONSUMER DISCRETIONARY – 6.9%
Distributors – 3.5%
	China Resources Enterprise Ltd.	974,000	1,876,449
	Li & Fung Ltd.	1,249,600	2,559,417
Distributors Total			4,435,866
Hotels Restaurants & Leisure – 1.3%
	Cafe de Coral Holdings Ltd.	976,000	1,329,750
	Shanghai Jinjiang International Hotels Development Co., Ltd., Class B	372,800	323,816
Hotels Restaurants & Leisure Total			1,653,566
Specialty Retail – 2.1%
	Esprit Holdings Ltd.	324,000	2,608,203
Specialty Retail Total			2,608,203
CONSUMER DISCRETIONARY TOTAL			8,697,635
CONSUMER STAPLES – 3.7%
Beverages – 1.4%
	Dynasty Fine Wines Group Ltd.	2,560,000	987,354
	Yantai Changyu Pioneer Wine Co., Class B	327,210	841,482
Beverages Total			1,828,836
Food Products – 1.7%
	China Mengniu Dairy Co., Ltd.	1,789,000	2,145,930
Food Products Total			2,145,930
Personal Products – 0.6%
	China Flavors & Fragrances Co. Ltd. (a)	1,514,000	715,073
Personal Products Total			715,073
CONSUMER STAPLES TOTAL			4,689,839
ENERGY – 20.8%
Oil, Gas & Consumable Fuels – 20.8%
	China Shenhua Energy Co., Ltd., Class H	1,574,000	2,698,074
	CNOOC Ltd.	8,858,500	6,800,148
	PetroChina Co., Ltd., Class H	14,544,000	15,737,631
	Yanzhou Coal Mining Co., Ltd., Class H	1,458,000	1,056,280
Oil, Gas & Consumable Fuels Total			26,292,133
ENERGY TOTAL			26,292,133
FINANCIALS – 18.1%
Commercial Banks – 1.0%
	Bank of China Ltd., Class H (a)	453,000	172,253
	Dah Sing Financial Holdings Ltd.	138,000	1,118,705
Commercial Banks Total			1,290,958

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.3%
	Aeon Credit Service Co., Ltd.	538,000	416,084
Consumer Finance Total			416,084
Insurance – 8.8%
	China Life Insurance Co., Ltd., Class H	5,380,000	8,071,103
	Ping An Insurance (Group) Co., Ltd., Class H	1,073,000	2,974,868
Insurance Total			11,045,971
Real Estate Management & Development – 8.0%
	Cheung Kong Holdings Ltd.	117,000	1,264,090
	China Merchants Property Development Co., Ltd.	761,396	1,102,467
	Guangzhou R&F Properties Co., Ltd., Class H	484,000	2,704,499
	Shanghai Forte Land Co., Ltd., Class H	1,564,000	596,887
	Sun Hung Kai Properties Ltd.	247,000	2,555,590
	Swire Pacific Ltd., Class A	190,000	1,794,842
Real Estate Management & Development Total			10,018,375
FINANCIALS TOTAL			22,771,388
HEALTH CARE – 0.5%
Health Care Equipment & Supplies – 0.0%
	Pihsiang Machinery Manufacturing Co., Ltd.	1	2
Health Care Equipment & Supplies Total			2
Pharmaceuticals – 0.5%
	Tong Ren Tang Technologies Co., Ltd., Class H	297,000	611,905
Pharmaceuticals Total			611,905
HEALTH CARE TOTAL			611,907
INDUSTRIALS – 18.3%
Electrical Equipment – 5.8%
	Dongfang Electrical Machinery Co., Ltd., Class H	500,000	946,667
	Harbin Power Equipment, Class H	2,252,000	2,464,624
	Shanghai Electric Group Co., Ltd., Class H	6,690,000	2,418,870
	Wasion Meters Group Ltd.	3,470,000	1,516,106
Electrical Equipment Total			7,346,267
Industrial Conglomerates – 2.1%
	Hutchison Whampoa Ltd.	286,200	2,606,691
Industrial Conglomerates Total			2,606,691

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.9%
	Xinjiang Tianye Water Saving Irrigation System Co. Ltd., Class H	3,728,000	1,154,084
Machinery Total			1,154,084
Transportation Infrastructure – 9.5%
	Anhui Expressway Co., Ltd., Class H	1,482,000	1,107,269
	Beijing Capital International Airport Co., Ltd., Class H	890,000	547,329
	China Merchants Holdings International Co., Ltd.	1,258,000	3,732,858
	Cosco Pacific Ltd.	2,042,000	4,198,295
	Jiangsu Expressway Co., Ltd., Class H	2,260,000	1,306,660
	Zhejiang Expressway Co., Ltd., Class H	1,992,000	1,077,710
Transportation Infrastructure Total			11,970,121
INDUSTRIALS TOTAL			23,077,163
INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.4%
	China GrenTech Corp. Ltd., ADR (a)	10,300	131,325
	Comba Telecom Systems Holdings Ltd.	1,088,000	324,947
Communications Equipment Total			456,272
Computers & Peripherals – 1.0%
	Lite-On Technology Corp.	842,000	1,314,106
Computers & Peripherals Total			1,314,106
Electronic Equipment & Instruments – 0.5%
	Hon Hai Precision Industry Co., Ltd.	96,427	613,389
Electronic Equipment & Instruments Total			613,389
Semiconductors & Semiconductor Equipment – 1.2%
	Taiwan Semiconductor Manufacturing Co., Ltd.	844,469	1,574,495
Semiconductors & Semiconductor Equipment Total			1,574,495
INFORMATION TECHNOLOGY TOTAL			3,958,262
TELECOMMUNICATION SERVICES – 19.4%
Diversified Telecommunication Services – 3.1%
	China Telecom Corp., Ltd., Class H	8,624,000	2,791,189
	Chunghwa Telecom Co. Ltd.	591,000	1,106,760
Diversified Telecommunication Services Total			3,897,949
Wireless Telecommunication Services – 16.3%
	China Mobile Ltd.	3,741,500	19,357,156

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Taiwan Mobile Co., Ltd	1,186,000	1,185,211
Wireless Telecommunication Services Total			20,542,367
TELECOMMUNICATION SERVICES TOTAL			24,440,316
UTILITIES – 4.5%
Gas Utilities – 4.1%
	Hong Kong & China Gas Co., Ltd.	979,304	2,184,082
	Xinao Gas Holdings Ltd.	2,912,000	3,012,557
Gas Utilities Total			5,196,639
Independent Power Producers & Energy Traders – 0.4%
	Guangdong Electric Power Development Co. Ltd., Class B	1,042,800	536,860
Independent Power Producers & Energy Traders Total			536,860
UTILITIES TOTAL			5,733,499
	Total Common Stocks (cost of $83,704,629)		120,272,142
Investment Company – 1.7%
	iShares FTSE/Xinhua China 25 Index Fund	28,660	2,099,918
	Total Investment Company (cost of $2,168,444)		2,099,918

		Par ($)
Short-Term Obligation – 2.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $3,331,125 (repurchase proceeds $3,265,433)	3,265,000	3,265,000
	Total Short-Term Obligation (cost of $3,265,000)		3,265,000

4

Total Investments – 99.6% (cost of $89,138,073)(b)(c)	125,637,060

Other Assets & Liabilities, Net – 0.4%	526,626

Net Assets – 100.0%	126,163,686

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $89,138,073.

(c)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$39,123,867	$(2,624,880)	$36,498,987

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 11.3%
Auto Components – 2.9%
	Compagnie Generale des Etablissements Michelin, Class B	178,943	11,717,440
	Continental AG	95,304	10,407,844
	Denso Corp.	358,600	12,567,700
	Leoni AG	132,638	5,081,556
Auto Components Total			39,774,540
Automobiles – 2.1%
	Toyota Motor Corp.	535,200	28,694,527
Automobiles Total			28,694,527
Distributors – 0.6%
	Canon Marketing Japan, Inc.	418,000	8,907,984
Distributors Total			8,907,984
Household Durables – 3.0%
	JM AB	146,600	10,052,260
	Makita Corp.	197,800	6,192,528
	Matsushita Electric Industrial Co., Ltd.	647,000	14,080,746
	Taylor Woodrow PLC	1,831,210	11,509,278
Household Durables Total			41,834,812
Leisure Equipment & Products – 0.5%
	Sega Sammy Holdings, Inc.	172,700	6,920,432
Leisure Equipment & Products Total			6,920,432
Media – 2.2%
	Publicis Groupe	262,997	10,623,998
	Vivendi SA	541,415	19,421,969
Media Total			30,045,967
CONSUMER DISCRETIONARY TOTAL			156,178,262
CONSUMER STAPLES – 3.1%
Beverages – 0.7%
	Diageo PLC	638,664	10,476,017
Beverages Total			10,476,017
Food Products – 1.0%
	Nestle SA, Registered Shares	11,097	3,310,754
	Unilever PLC	480,205	10,732,703
Food Products Total			14,043,457
Tobacco – 1.4%
	British American Tobacco PLC	162,283	4,057,560
	Imperial Tobacco Group PLC	284,834	8,709,485

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Japan Tobacco, Inc.	1,740	6,207,868
Tobacco Total			18,974,913
CONSUMER STAPLES TOTAL			43,494,387
ENERGY – 11.7%
Oil, Gas & Consumable Fuels – 11.7%
	BP PLC	838,454	9,872,512
	BP PLC, ADR	203,430	14,382,501
	EnCana Corp.	214,800	10,834,578
	ENI S.p.A.	704,118	21,272,273
	Norsk Hydro ASA	660,300	18,606,089
	PetroChina Co., Ltd., Class H	11,676,000	12,634,254
	Petroleo Brasileiro SA, ADR	56,400	4,898,340
	Royal Dutch Shell PLC, Class A	310,715	10,271,214
	Royal Dutch Shell PLC, Class B	555,618	19,134,567
	Statoil ASA	327,250	9,639,054
	Total SA	335,084	21,873,732
	Yanzhou Coal Mining Co., Ltd., Class H	10,922,000	7,912,683
Oil, Gas & Consumable Fuels Total			161,331,797
ENERGY TOTAL			161,331,797
FINANCIALS – 31.1%
Capital Markets – 4.6%
	Credit Suisse Group, Registered Shares	229,535	13,253,311
	Daiwa Securities Group, Inc.	691,000	8,650,344
	Deutsche Bank AG, Registered Shares	144,385	16,574,824
	Nomura Holdings, Inc.	606,000	11,962,943
	UBS AG, Registered Shares	121,941	13,791,931
Capital Markets Total			64,233,353
Commercial Banks – 18.0%
	Australia & New Zealand Banking Group Ltd.	394,521	7,897,033
	Banco Bilbao Vizcaya Argentaria SA	1,108,625	22,976,178
	Banco Santander Central Hispano SA	1,195,776	17,255,677
	Bangkok Bank Public Co., Ltd., NVDR	2,460,000	6,692,873
	Bank of China Ltd., Class H (a)	1,354,000	514,859
	Barclays PLC	1,873,509	21,700,506
	BNP Paribas SA	216,322	20,165,844
	Depfa Bank PLC	676,960	10,939,038

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	ForeningsSparbanken AB	275,800	7,205,849
	HBOS PLC	1,073,668	18,364,117
	HSBC Holdings PLC	1,169,192	20,322,630
	Kookmin Bank	107,070	8,665,791
	Mega Financial Holding Co., Ltd.	9,289,000	6,618,909
	Mitsubishi UFJ Financial Group, Inc.	1,037	14,256,497
	Mizuho Financial Group, Inc.	540	4,419,635
	Societe Generale	127,951	19,682,050
	Sumitomo Mitsui Financial Group, Inc.	630	6,451,120
	Sumitomo Trust & Banking Co., Ltd.	885,000	8,579,513
	United Overseas Bank Ltd.	1,541,900	14,571,752
	Westpac Banking Corp.	659,292	11,487,164
Commercial Banks Total			248,767,035
Consumer Finance – 0.7%
	ORIX Corp.	33,340	9,633,225
Consumer Finance Total			9,633,225
Diversified Financial Services – 2.1%
	Fortis	350,758	12,806,697
	ING Groep NV	411,278	16,083,753
Diversified Financial Services Total			28,890,450
Insurance – 4.6%
	Allianz AG, Registered Shares	96,143	14,954,303
	Aviva PLC	893,983	12,406,556
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	59,368	8,040,406
	Sampo Oyj, Class A	666,000	12,812,685
	Storebrand ASA	515,100	5,573,410
	Zurich Financial Services AG, Registered Shares (a)	45,380	10,261,676
Insurance Total			64,049,036
Real Estate Management & Development – 1.1%
	Sun Hung Kai Properties Ltd.	488,000	5,049,100
	Swire Pacific Ltd., Class A	1,022,300	9,657,194
Real Estate Management & Development Total			14,706,294
FINANCIALS TOTAL			430,279,393
HEALTH CARE – 10.1%
Health Care Equipment & Supplies – 0.0%
	Pihsiang Machinery Manufacturing Co., Ltd.	3	6
Health Care Equipment & Supplies Total			6

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 10.1%
	Altana AG	146,021	8,643,311
	AstraZeneca PLC	449,083	23,729,743
	Biovail Corp.	572,000	14,048,320
	Eisai Co., Ltd.	285,100	13,034,140
	GlaxoSmithKline PLC	491,226	13,590,331
	H. Lundbeck A/S	358,800	7,898,020
	Novartis AG, Registered Shares	503,301	27,903,595
	Sanofi-Aventis	159,474	15,028,387
	Takeda Pharmaceutical Co., Ltd.	250,200	16,278,522
Pharmaceuticals Total			140,154,369
HEALTH CARE TOTAL			140,154,375
INDUSTRIALS – 10.5%
Aerospace & Defense – 0.5%
	MTU Aero Engines Holding AG	200,555	6,438,109
Aerospace & Defense Total			6,438,109
Airlines – 0.6%
	British Airways PLC (a)	1,401,604	8,926,448
Airlines Total			8,926,448
Construction & Engineering – 0.4%
	Shimizu Corp.	950,000	5,526,277
Construction & Engineering Total			5,526,277
Electrical Equipment – 1.5%
	ABB Ltd., Registered Shares	810,547	10,246,108
	Mitsubishi Electric Corp.	1,297,000	10,632,295
Electrical Equipment Total			20,878,403
Industrial Conglomerates – 0.4%
	SembCorp Industries Ltd.	2,567,980	4,892,672
Industrial Conglomerates Total			4,892,672
Machinery – 4.1%
	Andritz AG	65,693	10,479,507
	Georg Fischer AG, Registered Shares (a)	18,318	8,290,117
	Komatsu Ltd.	621,000	12,604,785
	Saurer AG, Registered Shares (a)	105,951	7,825,781
	Stork NV	257,475	14,060,214
	Volvo AB, Class B	76,600	3,736,252
Machinery Total			56,996,656
Road & Rail – 1.4%
	Central Japan Railway Co.	1,620	16,320,620

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	ComfortDelGro Corp., Ltd.	3,335,000	3,094,076
Road & Rail Total			19,414,696
Trading Companies & Distributors – 1.6%
	Hitachi High-Technologies Corp.	379,900	10,995,774
	Mitsubishi Corp.	554,600	11,861,907
Trading Companies & Distributors Total			22,857,681
INDUSTRIALS TOTAL			145,930,942
INFORMATION TECHNOLOGY – 7.6%
Communications Equipment – 1.6%
	Nokia Oyj	1,061,700	22,786,853
Communications Equipment Total			22,786,853
Computers & Peripherals – 1.6%
	FUJITSU Ltd.	631,000	4,701,249
	Lite-On Technology Corp.	6,119,000	9,549,898
	Wincor Nixdorf AG	55,501	7,402,987
Computers & Peripherals Total			21,654,134
Electronic Equipment & Instruments – 1.1%
	Hoya Corp.	195,400	7,536,580
	Kyocera Corp.	97,100	8,137,579
Electronic Equipment & Instruments Total			15,674,159
IT Services – 0.7%
	CGI Group, Inc., Class A (a)	1,413,600	9,368,388
IT Services Total			9,368,388
Office Electronics – 1.2%
	Canon, Inc.	229,500	15,991,900
Office Electronics Total			15,991,900
Semiconductors & Semiconductor Equipment – 1.0%
	Advantest Corp.	28,800	2,942,718
	Samsung Electronics Co., Ltd.	11,790	7,584,632
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	360,479	3,413,736
Semiconductors & Semiconductor Equipment Total			13,941,086
Software – 0.4%
	Cognos, Inc. (a)	181,000	5,549,460
Software Total			5,549,460
INFORMATION TECHNOLOGY TOTAL			104,965,980
MATERIALS – 6.9%
Chemicals – 4.6%
	BASF AG	247,822	20,169,956
	Bayer AG	130,237	5,850,099

5

Shares	Value ($)

Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Shin-Etsu Chemical Co., Ltd.	154,500	8,749,335
	Sumitomo Chemical Co., Ltd.	1,209,000	10,473,199
	Syngenta AG, Registered Shares (a)	56,074	7,715,368
	Teijin Ltd.	1,604,000	11,490,198
Chemicals Total			64,448,155
Metals & Mining – 2.3%
	Kobe Steel Ltd.	3,172,000	10,531,685
	Rio Tinto PLC	199,810	11,089,119
	Salzgitter AG	112,216	9,809,334
Metals & Mining Total			31,430,138
MATERIALS TOTAL			95,878,293
TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.5%
	Chunghwa Telecom Co., Ltd., ADR	492,600	10,093,374
	Nippon Telegraph & Telephone Corp.	2,083	10,287,774
Diversified Telecommunication Services Total			20,381,148
Wireless Telecommunication Services – 1.0%
	China Mobile Ltd.	1,206,300	6,240,956
	Taiwan Mobile Co., Ltd	7,528,000	7,522,994
Wireless Telecommunication Services Total			13,763,950
TELECOMMUNICATION SERVICES TOTAL			34,145,098
UTILITIES – 3.7%
Electric Utilities – 2.8%
	E.ON AG	150,792	17,397,413
	Endesa SA	322,786	10,824,284
	Terna S.p.A.	3,881,474	10,509,324
Electric Utilities Total			38,731,021
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	1,384,000	6,927,474
Gas Utilities Total			6,927,474
Independent Power Producers & Energy Traders – 0.4%
	Electric Power Development Co., Ltd.	164,100	6,071,397
Independent Power Producers & Energy Traders Total			6,071,397
UTILITIES TOTAL			51,729,892
	Total Common Stocks (cost of $1,122,723,201)		1,364,088,419

6

		Shares	Value ($)
Investment Company – 0.3%
	iShares MSCI EAFE Index Fund	66,866	4,375,042
	Total Investment Company (cost of $4,046,873)		4,375,042

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 05/31/08, market value of $16,114,831 (repurchase proceeds $15,798,093)	15,796,000	15,796,000
	Total Short-Term Obligation (cost of $15,796,000)		15,796,000

	Total Investments – 99.9% (cost of $1,142,566,074)(b)(c)		1,384,259,461

	Other Assets & Liabilities, Net – 0.1%		1,048,603

	Net Assets – 100.0%		1,385,308,064

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,142,566,074.
(c)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$257,858,201	$(16,164,814)	$241,693,387

Acronym	Name
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

8

INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 17.3%
Hotels Restaurants & Leisure – 5.5%
	Brinker International, Inc.	99,990	3,669,633
	Cheesecake Factory, Inc. (a)	118,620	3,470,821
	Darden Restaurants, Inc.	126,700	4,486,447
	Harrah’s Entertainment, Inc.	57,028	4,336,409
	Hilton Hotels Corp.	303,890	8,344,820
	Marriott International, Inc., Class A	72,970	5,277,920
	Scientific Games Corp., Class A (a)	120,900	4,609,917
	Starwood Hotels & Resorts Worldwide, Inc.	69,000	4,215,900
	Yum! Brands, Inc.	229,400	11,561,760
Hotels Restaurants & Leisure Total			49,973,627
Household Durables – 1.7%
	Centex Corp.	53,670	2,559,522
	D.R. Horton, Inc.	153,486	4,045,891
	Fortune Brands, Inc.	55,810	4,129,940
	Lennar Corp., Class A	47,600	2,280,516
	NVR, Inc. (a)	3,700	2,253,300
Household Durables Total			15,269,169
Internet & Catalog Retail – 0.5%
	NetFlix, Inc. (a)	169,260	4,686,810
Internet & Catalog Retail Total			4,686,810
Leisure Equipment & Products – 0.5%
	Pool Corp.	110,770	4,784,156
Leisure Equipment & Products Total			4,784,156
Media – 1.5%
	Cablevision Systems Corp., Class A (a)	91,700	1,802,822
	Getty Images, Inc. (a)	30,190	1,982,578
	Grupo Televisa SA, ADR	316,680	5,823,745
	Lamar Advertising Co., Class A (a)	68,010	3,707,905
Media Total			13,317,050
Multiline Retail – 0.4%
	Nordstrom, Inc.	103,000	3,793,490
Multiline Retail Total			3,793,490
Specialty Retail – 6.2%
	Abercrombie & Fitch Co., Class A	138,940	8,037,679
	Bed Bath & Beyond, Inc. (a)	176,400	6,203,988
	Chico’s FAS, Inc. (a)	507,080	15,197,188
	Children’s Place Retail Stores, Inc. (a)	69,820	4,061,429
	GameStop Corp., Class A (a)	128,600	5,522,084

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	PETsMART, Inc.	167,290	4,463,297
	Ross Stores, Inc.	111,900	3,161,175
	TJX Companies., Inc.	277,700	6,584,267
	Urban Outfitters, Inc. (a)	158,163	2,937,087
Specialty Retail Total			56,168,194
Textiles, Apparel & Luxury Goods – 1.0%
	Coach, Inc. (a)	309,150	8,990,082
Textiles, Apparel & Luxury Goods Total			8,990,082
CONSUMER DISCRETIONARY TOTAL			156,982,578
CONSUMER STAPLES – 3.2%
Beverages – 0.5%
	Pepsi Bottling Group, Inc.	150,800	4,726,072
Beverages Total			4,726,072
Food & Staples Retailing – 0.5%
	Whole Foods Market, Inc.	68,500	4,452,500
Food & Staples Retailing Total			4,452,500
Food Products – 1.3%
	Campbell Soup Co.	86,900	3,058,011
	H.J. Heinz Co.	92,350	3,911,022
	McCormick & Co., Inc.	81,100	2,793,895
	Tyson Foods, Inc., Class A	131,200	2,100,512
Food Products Total			11,863,440
Personal Products – 0.7%
	Alberto-Culver Co.	65,600	3,051,056
	Estee Lauder Companies, Inc., Class A	69,400	2,841,236
Personal Products Total			5,892,292
Tobacco – 0.2%
	UST, Inc.	40,670	1,789,887
Tobacco Total			1,789,887
CONSUMER STAPLES TOTAL			28,724,191
ENERGY – 12.4%
Energy Equipment & Services – 6.9%
	BJ Services Co.	288,400	10,569,860
	Diamond Offshore Drilling, Inc.	80,140	6,871,204
	ENSCO International, Inc.	136,800	6,838,632
	FMC Technologies, Inc. (a)	176,270	11,764,260
	Grant Prideco, Inc. (a)	140,300	6,740,012
	Nabors Industries Ltd. (a)	135,340	4,860,059
	National-Oilwell Varco, Inc. (a)	107,300	7,088,238

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Smith International, Inc.	193,360	7,920,025
Energy Equipment & Services Total			62,652,290
Oil, Gas & Consumable Fuels – 5.5%
	Arch Coal, Inc.	97,100	4,695,756
	Chesapeake Energy Corp.	228,540	6,991,039
	EOG Resources, Inc.	144,570	9,492,466
	Hugoton Royalty Trust (b)	—	8
	Peabody Energy Corp.	165,040	10,288,594
	Southwestern Energy Co. (a)	80,520	2,600,796
	Tesoro Petroleum Corp.	86,300	5,877,893
	XTO Energy, Inc.	231,950	9,560,979
Oil, Gas & Consumable Fuels Total			49,507,531
ENERGY TOTAL			112,159,821
FINANCIALS – 6.9%
Capital Markets – 3.8%
	Affiliated Managers Group, Inc. (a)	90,830	8,192,866
	Greenhill & Co., Inc.	54,031	3,209,441
	Lazard Ltd., Class A	220,700	8,757,376
	Legg Mason, Inc.	66,160	6,346,729
	T. Rowe Price Group, Inc.	97,200	7,688,520
Capital Markets Total			34,194,932
Commercial Banks – 1.5%
	East West Bancorp, Inc.	174,520	6,972,074
	Zions Bancorporation	85,630	6,938,599
Commercial Banks Total			13,910,673
Diversified Financial Services – 0.9%
	Chicago Mercantile Exchange	18,056	7,968,113
Diversified Financial Services Total			7,968,113
Insurance – 0.7%
	Ambac Financial Group, Inc.	83,710	6,709,356
Insurance Total			6,709,356
FINANCIALS TOTAL			62,783,074
HEALTH CARE – 16.7%
Biotechnology – 1.7%
	Amylin Pharmaceuticals, Inc. (a)	128,420	5,836,689
	Cephalon, Inc. (a)	27,700	1,654,244
	MedImmune, Inc. (a)	120,500	3,834,310
	PDL BioPharma, Inc. (a)	228,800	4,633,200
Biotechnology Total			15,958,443

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 3.8%
	Beckman Coulter, Inc.	65,600	3,627,680
	Biomet, Inc.	177,169	6,238,120
	DENTSPLY International, Inc.	59,480	3,556,904
	Gen-Probe, Inc. (a)	108,810	5,875,740
	ResMed, Inc. (a)	146,504	6,660,072
	Varian Medical Systems, Inc. (a)	184,630	8,659,147
Health Care Equipment & Supplies Total			34,617,663
Health Care Providers & Services – 6.5%
	Community Health Systems, Inc. (a)	116,570	4,394,689
	Coventry Health Care, Inc. (a)	153,990	8,045,978
	DaVita, Inc. (a)	148,025	7,839,404
	Henry Schein, Inc. (a)	57,860	2,666,767
	Humana, Inc. (a)	141,000	7,138,830
	Laboratory Corp. of America Holdings (a)	112,760	6,693,434
	Lincare Holdings, Inc. (a)	144,500	5,389,850
	Medco Health Solutions, Inc. (a)	102,580	5,529,062
	Patterson Companies, Inc. (a)	79,100	2,709,175
	Quest Diagnostics, Inc.	80,630	4,494,316
	United Surgical Partners International, Inc. (a)	123,135	3,830,730
Health Care Providers & Services Total			58,732,235
Health Care Technology – 0.3%
	IMS Health, Inc.	101,500	2,738,470
Health Care Technology Total			2,738,470
Life Sciences Tools & Services – 2.1%
	Invitrogen Corp. (a)	52,600	3,352,724
	Nektar Therapeutics (a)	206,470	4,127,335
	Thermo Electron Corp. (a)	199,510	7,329,997
	Waters Corp. (a)	98,310	4,094,612
Life Sciences Tools & Services Total			18,904,668
Pharmaceuticals – 2.3%
	Allergan, Inc.	110,960	10,521,227
	Forest Laboratories, Inc. (a)	82,850	3,105,218
	Medicis Pharmaceutical Corp., Class A	121,700	3,629,094

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	102,826	3,743,895
Pharmaceuticals Total			20,999,434
HEALTH CARE TOTAL			151,950,913
INDUSTRIALS – 12.8%
Aerospace & Defense – 2.9%
	Armor Holdings, Inc. (a)	91,540	5,228,765
	BE Aerospace, Inc. (a)	288,800	6,402,696
	Hexcel Corp. (a)	483,800	9,956,604
	Rockwell Collins, Inc.	94,420	5,155,332
Aerospace & Defense Total			26,743,397
Air Freight & Logistics – 1.0%
	C.H. Robinson Worldwide, Inc.	100,840	4,440,994
	UTI Worldwide, Inc.	176,820	4,814,808
Air Freight & Logistics Total			9,255,802
Airlines – 0.6%
	Southwest Airlines Co.	316,570	5,096,777
Airlines Total			5,096,777
Commercial Services & Supplies – 4.0%
	ChoicePoint, Inc. (a)	182,570	8,126,191
	Cintas Corp.	75,090	3,180,812
	Corporate Executive Board Co.	127,430	12,962,180
	Robert Half International, Inc.	301,800	12,385,872
Commercial Services & Supplies Total			36,655,055
Electrical Equipment – 1.4%
	Rockwell Automation, Inc.	153,080	10,452,302
	Roper Industries, Inc.	45,500	2,131,220
Electrical Equipment Total			12,583,522
Machinery – 2.0%
	Joy Global, Inc.	156,012	8,384,085
	Terex Corp. (a)	105,225	9,628,087
Machinery Total			18,012,172
Road & Rail – 0.9%
	Landstar System, Inc.	175,430	7,752,252
Road & Rail Total			7,752,252
INDUSTRIALS TOTAL			116,098,977
INFORMATION TECHNOLOGY – 17.5%
Communications Equipment – 3.0%
	Comverse Technology, Inc. (a)	347,270	7,820,520
	CSR PLC (a)	503,000	13,623,766

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	F5 Networks, Inc. (a)	68,700	3,333,324
	Harris Corp.	58,730	2,391,486
Communications Equipment Total			27,169,096
Computers & Peripherals – 0.8%
	Network Appliance, Inc. (a)	97,200	3,110,400
	SanDisk Corp. (a)	73,700	4,147,099
Computers & Peripherals Total			7,257,499
Electronic Equipment & Instruments – 1.0%
	Jabil Circuit, Inc.	128,800	4,484,816
	Trimble Navigation Ltd. (a)	103,500	4,754,790
Electronic Equipment & Instruments Total			9,239,606
Internet Software & Services – 0.4%
	VeriSign, Inc. (a)	168,250	3,777,213
Internet Software & Services Total			3,777,213
IT Services – 3.7%
	Affiliated Computer Services, Inc., Class A (a)	53,822	2,686,794
	Alliance Data Systems Corp. (a)	165,720	8,794,760
	Cognizant Technology Solutions Corp., Class A (a)	164,160	9,685,440
	Fiserv, Inc. (a)	74,170	3,200,436
	Global Payments, Inc.	72,500	3,377,050
	Paychex, Inc.	162,890	5,979,692
IT Services Total			33,724,172
Semiconductors & Semiconductor Equipment – 4.6%
	Broadcom Corp., Class A (a)	391,785	13,246,251
	KLA-Tencor Corp.	101,900	4,181,976
	Lam Research Corp. (a)	62,400	2,794,896
	Marvell Technology Group Ltd. (a)	206,080	9,823,833
	MEMC Electronic Materials, Inc. (a)	100,670	3,525,463
	NVIDIA Corp. (a)	207,420	4,766,512
	SiRF Technology Holdings, Inc. (a)	102,600	3,007,206
Semiconductors & Semiconductor Equipment Total			41,346,137
Software – 4.0%
	Amdocs Ltd. (a)	153,560	5,753,893
	Autodesk, Inc. (a)	81,939	2,981,760
	Citrix Systems, Inc. (a)	232,330	8,730,961
	Hyperion Solutions Corp. (a)	159,556	4,580,853
	Intuit, Inc. (a)	42,538	2,351,926

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	McAfee, Inc. (a)	79,050	1,869,533
	Mercury Interactive Corp. (a)	115,150	4,076,310
	NAVTEQ Corp. (a)	138,650	5,788,638
Software Total			36,133,874
INFORMATION TECHNOLOGY TOTAL			158,647,597
MATERIALS – 4.1%
Chemicals – 1.4%
	Ecolab, Inc.	101,500	3,929,065
	Potash Corp. of Saskatchewan, Inc.	97,990	8,946,487
Chemicals Total			12,875,552
Construction Materials – 0.4%
	Cemex SA de CV, ADR	58,900	3,355,533
Construction Materials Total			3,355,533
Metals & Mining – 2.3%
	Allegheny Technologies, Inc.	39,700	2,526,111
	Freeport-McMoRan Copper & Gold, Inc., Class B	130,380	7,299,976
	Phelps Dodge Corp.	106,160	9,096,850
	Zinifex Ltd.	256,700	2,367,302
Metals & Mining Total			21,290,239
MATERIALS TOTAL			37,521,324
TELECOMMUNICATION SERVICES – 4.2%
Wireless Telecommunication Services – 4.2%
	American Tower Corp., Class A (a)	396,417	12,277,035
	Crown Castle International Corp. (a)	253,890	8,066,085
	Millicom International Cellular SA (a)	213,430	9,636,365
	NII Holdings, Inc. (a)	149,320	8,131,967
Wireless Telecommunication Services Total			38,111,452
TELECOMMUNICATION SERVICES TOTAL			38,111,452
UTILITIES – 1.1%
Independent Power Producers & Energy Traders – 1.1%
	AES Corp. (a)	541,110	9,956,424
Independent Power Producers & Energy Traders Total			9,956,424
UTILITIES TOTAL			9,956,424
	Total Common Stocks (cost of $679,869,048)		872,936,351

7

		Par ($)	Value ($)
Short-Term Obligation – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 04/30/08, market value of $28,405,463 (repurchase proceeds $27,848,689)	27,845,000	27,845,000
	Total Short-Term Obligation (cost of $27,845,000)		27,845,000

	Total Investments – 99.2% (cost of $707,714,048)(c)(d)		900,781,351

	Other Assets & Liabilities, Net – 0.8%		6,883,567

	Net Assets – 100.0%		907,664,918

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Rounds to less than 1 share.
(c)	Cost for federal income tax purposes is $707,714,048.
(d)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$209,797,929	$(16,730,626)	$193,067,303

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2006 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.3%
EDUCATION – 5.6%
Education – 5.6%
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,879,075
OR Health Sciences University
	Series 1996 A,
	Insured: MBIA:
	(a) 07/01/09	1,530,000	1,358,625
	(a) 07/01/12	1,315,000	1,029,763
	(a) 07/01/14	2,550,000	1,809,378
	(a) 07/01/15	4,325,000	2,920,456
	(a) 07/01/21	12,515,000	6,164,764
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	563,697
	5.500% 10/01/18	1,000,000	1,026,230
	Reed College Project,
	Series 1995 A:
	5.300% 07/01/11	500,000	510,495
	Insured: MBIA
	5.100% 07/01/10	900,000	931,608
OR Multnomah County Educational Facilities Authority
	University of Portland Project::
	Series 1997,
	Insured: AMBAC
	5.000% 04/01/11	1,150,000	1,183,488
	Series 2000:
	5.700% 04/01/15	1,000,000	1,044,610
	6.000% 04/01/20	1,000,000	1,052,020
	6.000% 04/01/25	500,000	525,170
Education Total			21,999,379
EDUCATION TOTAL			21,999,379
HEALTH CARE – 8.9%
Continuing Care Retirement – 0.4%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	677,371
	5.000% 10/01/12	680,000	705,126
Continuing Care Retirement Total			1,382,497

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 8.5%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Series 1998:
	4.400% 10/01/07	220,000	221,078
	4.800% 10/01/11	245,000	250,434
	5.200% 10/01/17	2,255,000	2,303,347
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	521,002
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,038,765
	5.500% 02/15/13	5,450,000	5,707,730
	5.500% 02/15/14	2,385,000	2,497,787
	Series 2001:
	4.600% 05/01/10	885,000	906,851
	5.250% 05/01/21	4,890,000	5,081,052
	5.750% 05/01/12	2,000,000	2,166,820
	5.750% 05/01/16	1,500,000	1,608,750
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: MBIA:
	5.250% 08/15/10	485,000	503,551
	5.250% 08/15/11	260,000	269,152
OR Multnomah County Hospital Facilities Authority Revenue
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,168,247
OR Salem Hospital Facility Authority
	Series 1998:
	5.000% 08/15/18	2,000,000	2,027,840
	5.250% 08/15/14	4,860,000	4,994,914
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	304,067
Hospitals Total			33,571,387
HEALTH CARE TOTAL			34,953,884

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 3.7%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 2005:
	5.000% 10/01/19	1,000,000	992,910
	5.125% 10/01/24	1,000,000	979,480
Assisted Living/Senior Total			1,972,390
Multi-Family – 0.6%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A,
	5.800% 12/01/16	2,255,000	2,247,987
PR Commonwealth of Puerto Rico Housing Finance Corp.
	Multi-Family Mortgage, Portfolio A-1,
	Series 1990,
	Insured FHA
	7.500% 04/01/22	305,000	305,808
Multi-Family Total			2,553,795
Single-Family – 2.6%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	315,000	315,444
	Series 1998 A,
	4.850% 07/01/10	120,000	122,912
	Series 1999 E,
	5.375% 07/01/21	2,820,000	2,911,058
	Series 1999 M, AMT,
	5.800% 07/01/12	155,000	159,633
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	510,000	510,469
	5.800% 07/01/14	450,000	450,450
	6.000% 07/01/20	1,265,000	1,266,632
	Series 2001 J,
	5.150% 07/01/24	1,665,000	1,696,602
	Series 2001 Q:
	4.700% 07/01/15	555,000	565,989
	4.900% 07/01/17	535,000	546,604
	Series 2006 A,
	4.300% 07/01/20	1,475,000	1,458,067
OR Housing Finance Revenue
	Series 1977,
	Insured: FHA
	5.800% 07/01/09	150,000	150,176
Single-Family Total			10,154,036
HOUSING TOTAL			14,680,221

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 33.2%
Other – 1.3%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22(b)	3,635,000	3,645,105
PR Commonwealth Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	1,200,000	1,245,600
Other Total			4,890,705
Pool/Bond Bank – 0.3%
OR Economic Community Development Department
	Series 2000 A,
	Insured: MBIA
	5.375% 01/01/11	1,105,000	1,153,499
Pool/Bond Bank Total			1,153,499
Refunded/Escrowed(c) – 31.6%
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 A:
	Pre-refunded 04/01/09,
	Insured: FSA
	5.250% 04/01/13	1,600,000	1,680,912
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,851,854
	Series 2001 A,
	Pre-refunded 08/01/11:
	5.250% 08/01/14	1,225,000	1,303,829
	5.250% 08/01/16	4,550,000	4,842,792
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,488,111
	Robison Jewish Home Project,
	Series 1996,
	Pre-refunded 10/01/06
	6.250% 10/01/21	1,650,000	1,663,712
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,480,000	1,622,258
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,547,517
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	5.375% 06/15/15	1,055,000	1,132,131
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC:
	5.250% 06/01/11	1,000,000	1,043,920
	5.250% 06/01/15	2,750,000	2,870,780
	School District No. 62C,
	Series 2000,
	Pre-refunded 06/15/10,
	5.375% 06/15/17	1,250,000	1,326,513
	School District No. 7J, Lake Oswega,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/15	2,450,000	2,628,017
	5.375% 06/01/16	1,295,000	1,389,095
	5.375% 06/01/17	2,535,000	2,719,193
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,920,761
OR Department of Administrative Services
	Certificates of Participation,
	Series 1997 A,
	Pre-refunded 06/01/07,
	Insured: AMBAC
	5.300% 05/01/08	750,000	768,788
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,731,500
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,158,060
	5.600% 01/01/27	5,550,000	6,016,200
	5.600% 01/01/32	2,000,000	2,168,000
OR Deschutes County
	Certificates of Participation,
	Series 1998 A,
	Pre-refunded 06/01/09,
	5.050% 06/01/17	420,000	435,599
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,078,800

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Jackson County
	School District No. 4, Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,078,800
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,082,221
OR Josephine County
	School District No. 7, Grants Pass,
	Series 1995,
	Pre-refunded 06/01/07,
	Insured: FGIC
	5.700% 06/01/13	2,000,000	2,041,220
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,202,940
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	438,157
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Pre-refunded 08/15/08,
	Insured: MBIA:
	5.250% 08/15/10	1,015,000	1,057,336
	5.250% 08/15/11	540,000	562,523
OR Metro Washington Park Zoo
	Series 1996 A,
	Pre-refunded 01/15/07,
	5.300% 01/15/11	1,000,000	1,010,680
OR Multnomah County
	Certificates of Participation,
	Series 1998,
	Pre-refunded 08/01/08,
	4.550% 08/01/10	235,000	241,481
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,882,096
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11:
	5.625% 06/15/14	2,670,000	2,895,588
	5.625% 06/15/17	1,000,000	1,084,490

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,205,241
	5.375% 06/15/17	2,280,000	2,446,691
	5.375% 06/15/18	2,490,000	2,672,044
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	2,625,000	2,806,676
OR Northern Oregon Corrections
	Series 1997,
	Pre-refunded 09/15/07,
	Insured: AMBAC:
	5.250% 09/15/12	1,000,000	1,020,350
	5.300% 09/15/13	1,000,000	1,020,980
OR Portland Arena Gas Tax
	Series 1996,
	Pre-refunded 06/01/06,
	Insured: FSA:
	(a) 06/01/16	1,100,000	597,333
	(a) 06/01/17	2,320,000	1,178,908
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,064,870
	5.375% 06/01/16	2,705,000	2,901,545
	5.375% 06/01/17	2,540,000	2,724,556
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	660,926
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,586,940
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	265,213
	6.000% 12/01/30	4,825,000	5,245,740
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,622,355

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Washington County
	School District No. 15, Forest Grove,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA:
	5.375% 06/15/13	2,070,000	2,221,338
	5.375% 06/15/15	2,515,000	2,698,872
	School District No. 48J, Beaverton:
	Series 1998,
	Pre-refunded 08/01/08,
	5.250% 08/01/10	1,150,000	1,187,697
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	519,850
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,113,900
	5.125% 01/01/17	1,820,000	1,923,649
	5.125% 01/01/18	2,260,000	2,388,707
	Series 2001,
	Pre-refunded 06/01/11
	5.500% 06/01/16	2,785,000	3,003,093
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	521,960
	Series 2001,
	Pre-refunded 06/01/11,
	Insured: MBIA
	5.000% 06/01/13	1,500,000	1,583,580
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,724,846
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,454,825
Refunded/Escrowed Total			124,328,559
OTHER TOTAL			130,372,763
OTHER REVENUE – 2.2%
Recreation – 2.2%
OR Board of Higher Education
	Lottery Education Project:
	Series 1999 B,
	Insured: FSA
	5.250% 04/01/15	1,315,000	1,375,346

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	Series 2003 A,
	Insured: FSA:
	5.000% 04/01/14	1,830,000	1,946,406
	5.000% 04/01/14	1,000,000	1,067,320
	5.250% 04/01/11	4,000,000	4,190,680
Recreation Total			8,579,752
OTHER REVENUE TOTAL			8,579,752
TAX-BACKED – 34.8%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,101,466
OR Multnomah County
	Certificates of Participation,
	Series 1998,
	4.550% 08/01/10	765,000	781,884
Local Appropriated Total			1,883,350
Local General Obligations – 19.4%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,251,236
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	155,313
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,796,145
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	608,981
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,392,120
OR Clackamas Community College
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	1,500,000	1,591,875
OR Clackamas County
	School District No. 007J, Lake Oswego,
	Series 2005,
	Insured: FSA
	5.250% 06/01/21	2,000,000	2,199,120

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,828,005
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,262,469
	(a) 06/01/14	1,025,000	730,282
OR Coos Bay
	Series 2000,
	4.900% 09/01/07	1,030,000	1,036,767
OR Crook County
	School District,
	Series 2002,
	Insured: FSA
	5.000% 02/01/14	2,860,000	3,012,038
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: MBIA:
	5.500% 06/15/20	1,000,000	1,125,470
	5.500% 06/15/21	1,410,000	1,590,917
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,160,512
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,143,478
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,069,790
	5.000% 12/15/16	1,000,000	1,066,670
OR Lane County
	School District No. 19, Springfield,
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,946,712
	6.000% 10/15/14	1,310,000	1,491,579
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,062,370
	5.250% 07/01/13	1,000,000	1,081,530
OR Lincoln County
	School District,
	Series 1995,
	Insured: FGIC
	5.600% 06/15/10	3,480,000	3,664,231

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	753,630
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	719,400
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	327,350

OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,728,188
OR Metro
	Series 2002,
	5.250% 09/01/14	3,130,000	3,353,200
OR Multnomah-Clackamas Counties
	School District No. 10JT,
	Series 2003 A,
	Insured: FSA
	5.250% 06/15/12	1,000,000	1,075,560
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/12	1,750,000	1,373,960
	(a) 06/01/13	1,500,000	1,122,330
	(a) 06/01/16	3,500,000	2,247,700
	(a) 06/01/18	4,000,000	2,308,400
	(a) 06/01/19	4,000,000	2,192,200
	(a) 06/01/20	4,000,000	2,084,520
OR Rogue Community College District,
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	1,015,000	1,085,938
	5.000% 06/15/16	1,050,000	1,118,397
	5.000% 06/15/17	1,255,000	1,330,915
OR Salem-Keizer
	School District No. 24J,
	Series 2004,
	Insured: FSA
	5.000% 06/15/18	2,000,000	2,099,820
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,105,315

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Washington & Clackamas Counties
	Deferred Interest,
	Series 1999 A,
	(a) 06/01/10	1,520,000	1,286,194
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	1,549,746
	Series 2005,
	Insured: MBIA,
	5.000% 06/15/21	6,575,000	7,020,456
OR Washington County
	Criminal Justice Facilities,
	Series 1998,
	5.000% 12/01/10	1,400,000	1,425,088
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1998,
	5.000% 11/01/13	1,100,000	1,174,833
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,128,310
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	532,080
	Local General Obligations Total		76,411,140
Special Property Tax – 7.0%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	985,000	1,006,975
OR Lebanon Urban Renewal Agency
	Series 1999,
	5.625% 06/01/19	1,000,000	1,037,920
	Series 2000:
	5.750% 06/01/15	1,120,000	1,150,442
	6.000% 06/01/20	1,580,000	1,639,376
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	500,000	502,190
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,619,955
	5.750% 06/15/18	2,050,000	2,213,938

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
OR Portland Limited Tax
	Series 2003 A,
	3.400% 06/01/13	975,000	955,685
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,573,980
	5.000% 06/15/18	3,070,000	3,217,237
	5.000% 06/15/20	2,000,000	2,082,020
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,230,138
	5.750% 06/15/19	2,580,000	2,786,323
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	739,066
	5.850% 06/01/19	785,000	805,936
	South Airport Industrial Area A,
	Series 1999,
	5.700% 06/01/19	650,000	659,425
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,028,200
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	731,402
	5.625% 02/15/21	1,100,000	1,145,232
OR Wilsonville Limited Tax Improvement
	Series 1998,
	5.000% 12/01/10	250,000	251,753
Special Property Tax Total			27,377,193
State Appropriated – 4.1%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	4.500% 05/01/12	1,020,000	1,041,369
	5.000% 05/01/13	4,240,000	4,409,939
	5.000% 05/01/14	1,000,000	1,040,080
	Series 2002 B,
	Insured: MBIA
	5.250% 05/01/10	840,000	883,907

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2002 C,
	Insured: MBIA:
	5.250% 11/01/15	1,000,000	1,064,700
	5.250% 11/01/17	5,000,000	5,301,900
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,550,468
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	750,000	799,770
State Appropriated Total			16,092,133
State General Obligations – 3.8%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	634,504
	Series 1996 A,
	(a) 08/01/14	490,000	345,822
	Series 2001 A:
	5.250% 08/01/14	255,000	270,930
	5.250% 08/01/16	780,000	826,855
	Series 2004 A,
	5.000% 08/01/12	2,075,000	2,200,683
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,757,379
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	1,006,493
OR State
	Series 1980,
	9.200% 10/01/08	385,000	431,427
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,860,492
OR Veterans Welfare
	Series 1980,
	8.000% 07/01/08	580,000	628,929
	Series 1995,
	5.850% 10/01/15	265,000	269,781
	Series 2000 80A,
	5.700% 10/01/32	1,620,000	1,627,824

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,031,680
State General Obligations Total			14,892,799
TAX-BACKED TOTAL			136,656,615
TRANSPORTATION – 2.6%
Airports – 0.5%
OR Eugene Airport
	Series 2000, AMT:
	5.650% 05/01/07	555,000	562,903
	5.700% 05/01/08	515,000	529,477
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,037,140
Airports Total			2,129,520
Ports – 0.7%
OR Port Morrow
	Series 2000,
	6.700% 06/01/20	2,000,000	2,003,640
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	319,971
	5.750% 08/01/19	425,000	432,964
Ports Total			2,756,575
Transportation – 1.4%
OR Tri-County Metropolitan Transportation District
	Series 1999 1,
	5.400% 06/01/19	4,200,000	4,343,178
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,056,280
Transportation Total			5,399,458
TRANSPORTATION TOTAL			10,285,553
UTILITIES – 7.3%
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,216,351
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,515,155
Investor Owned Total			8,731,506

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,466,050
	7.350% 11/01/11	2,000,000	2,335,280
	7.350% 11/01/12	2,490,000	2,960,336
	7.350% 11/01/13	2,675,000	3,243,759
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	644,767
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,104,969
Municipal Electric Total			12,755,161
Water & Sewer – 1.9%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	533,404
OR Portland Sewer System
	Series 1997 A,
	Insured: FGIC
	5.000% 06/01/12	2,835,000	2,867,517
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	306,660
	Series 2000:
	6.200% 05/01/15	625,000	661,031
	6.450% 05/01/20	520,000	551,907
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,466,041
Water & Sewer Total			7,386,560
UTILITIES TOTAL			28,873,227
	Total Municipal Bonds (cost of $374,343,203)		386,401,394

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1,428	1,428
	Total Investment Company (cost of $1,428)		1,428

16

		Par ($)	Value ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (d) – 0.5%
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation, Inc.,
	Series 1996,
	LOC: U.S. Bank N.A.
	3.530% 11/01/16	100,000	100,000
IL Health Facilities Authority
	Series 2002,
	LOC: Fifth Third Bank
	3.550% 11/15/27	300,000	300,000
MI Health & Educational Facilities Authority
	Bethesda Health Group, Inc.,
	Series 2001 A,
	LOC: U.S. Bank N.A.
	3.630% 08/01/31	100,000	100,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002 5,
	LOC: Harris Trust & Savings Bank
	3.580% 10/01/32	300,000	300,000
MS Jackson County Pollution Control Revenue
	Chevron Corp.,
	Series 1993,
	3.540% 06/01/23	400,000	400,000
TX Bell County Health Facilities Development Corp.
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	3.570% 08/15/29	500,000	500,000
VARIABLE RATE DEMAND NOTES TOTAL			1,700,000
	Total Short-Term Obligations (cost of $1,700,000)		1,700,000

17

Total Investments – 98.8% (cost of $388,258,561)(e)(f)	388,102,822

Other Assets & Liabilities, Net – 1.2%	4,853,766

Net Assets – 100.0%	392,956,588

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2006, the value of these securities amounted to $3,645,105, which represents 1.0% of net assets.

Security	Acquisition Date	Acquisition Cost

OR Health, Housing,
Educational & Cultural Facilities Authority.

Goodwill Industries Lane County, Series 1998 A,
6.650% 11/15/22	06/17/98	3,635,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of May 31, 2006.

(e)	Cost for federal income tax purposes is $375,888,892.

(f)	Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$13,321,494	$(1,107,564)	$12,213,930

18

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
May 31, 2006 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 11.5%
Hotels Restaurants & Leisure – 11.5%
	Hilton Hotels Corp.	733,000	20,128,180
	Marriott International, Inc., Class A	280,600	20,295,798
	Starwood Hotels & Resorts Worldwide, Inc.	504,600	30,831,060
Hotels Restaurants & Leisure Total			71,255,038
CONSUMER DISCRETIONARY TOTAL			71,255,038
FINANCIALS – 86.7%
Real Estate Investment Trusts (REITs) – 85.6%
	Alexandria Real Estate Equities, Inc., REIT	349,200	29,318,832
	AMB Property Corp., REIT	147,627	7,297,202
	Archstone-Smith Trust, REIT	393,571	19,029,158
	AvalonBay Communities, Inc., REIT	179,000	19,027,700
	Boston Properties, Inc., REIT	222,700	18,851,555
	Brandywine Realty Trust, REIT	151,455	4,395,224
	Corporate Office Properties Trust, REIT	116,880	4,616,760
	Cousins Properties, Inc., REIT	923,250	27,900,615
	Duke Realty Corp., REIT	438,800	14,892,872
	Equity Office Properties Trust, REIT	743,637	25,023,385
	Equity Residential Property Trust, REIT	671,206	29,600,184
	Essex Property Trust, Inc., REIT	50,500	5,378,250
	General Growth Properties, Inc., REIT	617,280	27,012,173
	Home Properties, Inc., REIT	141,000	7,013,340
	Host Hotels & Resorts, Inc., REIT	782,495	15,704,675
	iStar Financial, Inc., REIT	622,250	23,695,280
	Kimco Realty Corp., REIT	828,300	29,694,555
	Liberty Property Trust, REIT	439,500	18,713,910
	Macerich Co., REIT	89,100	6,139,881
	Pan Pacific Retail Properties, Inc., REIT	219,200	14,526,384
	ProLogis Trust, REIT	534,106	26,411,542
	Public Storage, Inc., REIT	400,932	28,738,806
	Reckson Associates Realty Corp., REIT	226,500	8,706,660
	Regency Centers Corp., REIT	297,600	18,335,136
	Simon Property Group, Inc., REIT	435,256	34,659,435
	SL Green Realty Corp., REIT	224,900	22,312,329
	Taubman Centers, Inc., REIT	106,400	4,138,960
	United Dominion Realty Trust, Inc., REIT	262,600	7,092,826

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Vornado Realty Trust, REIT	251,300	22,589,357
	Weingarten Realty Investors, REIT	190,200	7,200,972
Real Estate Investment Trusts (REITs) Total			528,017,958
Real Estate Management & Development – 1.1%
	Brookfield Properties Corp.	219,400	6,507,404
Real Estate Management & Development Total			6,507,404
FINANCIALS TOTAL			534,525,362
INDUSTRIALS – 0.5%
Marine – 0.5%
	Alexander & Baldwin, Inc.	65,300	2,954,825
Marine Total			2,954,825
INDUSTRIALS TOTAL			2,954,825
	Total Common Stocks (cost of $297,420,723)		608,735,225

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 08/15/07, market value of $3,620,813 (repurchase proceeds $3,547,470)	3,547,000	3,547,000
	Total Short-Term Obligation (cost of $3,547,000)		3,547,000

2

Total Investments – 99.3% (cost of $300,967,723)(a)(b)	612,282,225

Other Assets & Liabilities, Net – 0.7%	4,166,578

Net Assets – 100.0%	616,448,803

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value..

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Cost for federal income tax purposes is $300,967,723.

(b)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$313,956,664	$(2,642,162)	$311,314,502

Acronym	Name

REIT	Real Estate Investment Trust

3

INVESTMENT PORTFOLIO
May 31, 2006 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks – 95.9%
CONSUMER DISCRETIONARY – 14.0%
Diversified Consumer Services – 0.4%
	Laureate Education, Inc. (a)	18,200	859,586
Diversified Consumer Services Total			859,586
Hotels Restaurants & Leisure – 5.7%
	Cosi, Inc. (a)	108,000	878,040
	Pinnacle Entertainment, Inc. (a)	55,500	1,717,725
	RARE Hospitality International, Inc. (a)	34,270	1,053,803
	Red Robin Gourmet Burgers, Inc. (a)	30,800	1,292,060
	Ruby Tuesday, Inc.	26,300	731,403
	Scientific Games Corp., Class A (a)	78,740	3,002,356
	Shuffle Master, Inc. (a)	48,800	1,779,248
	Trump Entertainment Resorts, Inc. (a)	87,700	1,899,582
Hotels Restaurants & Leisure Total			12,354,217
Household Durables – 0.2%
	Tupperware Brands Corp.	25,200	518,364
Household Durables Total			518,364
Internet & Catalog Retail – 2.5%
	NetFlix, Inc. (a)	38,490	1,065,788
	Nutri/System, Inc. (a)	21,100	1,433,112
	VistaPrint Ltd. (a)	91,934	2,911,550
Internet & Catalog Retail Total			5,410,450
Leisure Equipment & Products – 0.8%
	Pool Corp.	38,300	1,654,177
Leisure Equipment & Products Total			1,654,177
Media – 0.3%
	Radio One, Inc., Class D (a)	72,500	531,425
Media Total			531,425
Specialty Retail – 3.8%
	Aaron Rents, Inc.	35,600	961,200
	Children’s Place Retail Stores, Inc. (a)	22,530	1,310,570
	GameStop Corp., Class A (a)	28,900	1,240,966
	Genesco, Inc. (a)	18,100	636,939
	Gymboree Corp. (a)	57,200	2,024,308
	Hibbett Sporting Goods, Inc. (a)	41,800	1,080,948
	Too, Inc. (a)	11,100	455,100
	Tractor Supply Co. (a)	10,900	606,149
Specialty Retail Total			8,316,180

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
	Timberland Co., Class A (a)	22,600	624,438
Textiles, Apparel & Luxury Goods Total			624,438
CONSUMER DISCRETIONARY TOTAL			30,268,837
CONSUMER STAPLES – 2.3%
Beverages – 0.5%
	Hansen Natural Corp. (a)	5,700	1,053,759
Beverages Total			1,053,759
Household Products – 0.7%
	Central Garden & Pet Co. (a)	34,400	1,440,328
Household Products Total			1,440,328
Personal Products – 1.1%
	Playtex Products, Inc. (a)	56,900	654,350
	USANA Health Sciences, Inc. (a)	47,800	1,797,758
Personal Products Total			2,452,108
CONSUMER STAPLES TOTAL			4,946,195
ENERGY – 10.4%
Energy Equipment & Services – 6.8%
	Atwood Oceanics, Inc. (a)	52,300	2,550,671
	Core Laboratories NV (a)	37,500	2,118,750
	Grey Wolf, Inc. (a)	241,450	1,847,093
	Oil States International, Inc. (a)	73,700	2,560,338
	Tetra Technologies, Inc. (a)	70,734	2,054,115
	Todco, Class A	27,500	1,214,675
	Veritas DGC, Inc. (a)	50,300	2,375,669
Energy Equipment & Services Total			14,721,311
Oil, Gas & Consumable Fuels – 3.6%
	Carrizo Oil & Gas, Inc. (a)	59,091	1,665,184
	Foundation Coal Holdings, Inc.	43,300	1,962,789
	Frontier Oil Corp.	19,000	1,064,000
	Helix Energy Solutions Group, Inc. (a)	48,528	1,720,803
	Holly Corp.	15,700	1,309,851
Oil, Gas & Consumable Fuels Total			7,722,627
ENERGY TOTAL			22,443,938
FINANCIALS – 6.6%
Capital Markets – 2.5%
	Affiliated Managers Group, Inc. (a)	40,801	3,680,250
	Greenhill & Co., Inc.	12,961	769,883

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Thomas Weisel Partners Group, Inc. (a)	39,867	875,878
Capital Markets Total			5,326,011
Commercial Banks – 2.0%
	Signature Bank (a)	47,440	1,695,031
	Sterling Financial Corp.	30,138	905,346
	UCBH Holdings, Inc.	95,800	1,693,744
Commercial Banks Total			4,294,121
Diversified Financial Services – 0.5%
	Nasdaq Stock Market, Inc. (a)	36,900	1,123,236
Diversified Financial Services Total			1,123,236
Insurance – 1.6%
	Hanover Insurance Group, Inc.	26,870	1,272,295
	ProAssurance Corp. (a)	46,477	2,194,179
Insurance Total			3,466,474
FINANCIALS TOTAL			14,209,842
HEALTH CARE – 17.9%
Biotechnology – 2.5%
	Alkermes, Inc. (a)	34,000	673,880
	Amylin Pharmaceuticals, Inc. (a)	27,700	1,258,965
	Digene Corp. (a)	59,070	2,208,037
	ICOS Corp. (a)	27,400	556,768
	United Therapeutics Corp. (a)	13,200	635,712
Biotechnology Total			5,333,362
Health Care Equipment & Supplies – 6.4%
	ArthroCare Corp. (a)	24,432	1,032,008
	Bespak PLC	109,300	1,288,324
	Foxhollow Technologies, Inc. (a)	31,400	816,714
	Haemonetics Corp. (a)	37,063	1,871,681
	Hologic, Inc. (a)	17,637	696,485
	Intermagnetics General Corp. (a)	40,007	930,963
	Intuitive Surgical, Inc. (a)	9,800	1,090,642
	Kyphon, Inc. (a)	37,130	1,473,690
	OraSure Technologies, Inc. (a)	156,400	1,365,372
	ResMed, Inc. (a)	72,722	3,305,942
Health Care Equipment & Supplies Total			13,871,821
Health Care Providers & Services – 4.4%
	HealthExtras, Inc. (a)	122,936	3,692,998
	Healthways, Inc. (a)	16,700	887,438
	Pediatrix Medical Group, Inc. (a)	21,400	988,466
	Psychiatric Solutions, Inc. (a)	31,400	923,160

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	United Surgical Partners International, Inc. (a)	55,803	1,736,031
	WellCare Health Plans, Inc. (a)	27,488	1,367,528
Health Care Providers & Services Total			9,595,621
Health Care Technology – 0.8%
	Allscripts Healthcare Solutions, Inc. (a)	93,876	1,637,197
Health Care Technology Total			1,637,197
Life Sciences Tools & Services – 2.1%
	ICON PLC, ADR (a)	59,114	3,141,909
	Nektar Therapeutics (a)	75,900	1,517,241
Life Sciences Tools & Services Total			4,659,150
Pharmaceuticals – 1.7%
	BioMimetic Therapeutics, Inc. (a)	57,617	460,936
	Medicis Pharmaceutical Corp., Class A	51,600	1,538,712
	Salix Pharmaceuticals Ltd. (a)	134,828	1,628,722
Pharmaceuticals Total			3,628,370
HEALTH CARE TOTAL			38,725,521
INDUSTRIALS – 20.4%
Aerospace & Defense – 4.3%
	Armor Holdings, Inc. (a)	22,619	1,291,997
	BE Aerospace, Inc. (a)	129,827	2,878,264
	Ceradyne, Inc. (a)	38,200	1,668,194
	DynCorp International, Inc., Class A (a)	87,001	1,017,912
	Hexcel Corp. (a)	113,800	2,342,004
Aerospace & Defense Total			9,198,371
Air Freight & Logistics – 1.3%
	Forward Air Corp.	52,283	1,956,430
	UTI Worldwide, Inc.	35,586	969,007
Air Freight & Logistics Total			2,925,437
Airlines – 0.7%
	Alaska Air Group, Inc. (a)	37,600	1,456,624
Airlines Total			1,456,624
Building Products – 0.5%
	ElkCorp.	37,200	1,069,500
Building Products Total			1,069,500
Commercial Services & Supplies – 4.9%
	Corporate Executive Board Co.	25,816	2,626,003
	Global Cash Access, Inc. (a)	65,805	1,020,636
	Huron Consulting Group, Inc. (a)	70,098	2,147,102

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Kenexa Corp. (a)	67,384	2,041,735
	Resources Connection, Inc. (a)	80,166	2,044,233
	Waste Connections, Inc. (a)	21,400	822,830
Commercial Services & Supplies Total			10,702,539
Construction & Engineering – 0.8%
	Perini Corp. (a)	66,727	1,638,815
Construction & Engineering Total			1,638,815
Electrical Equipment – 1.2%
	Evergreen Solar, Inc. (a)	59,700	665,655
	General Cable Corp. (a)	63,000	2,032,380
Electrical Equipment Total			2,698,035
Machinery – 5.2%
	ESCO Technologies, Inc. (a)	39,636	2,033,327
	Joy Global, Inc.	32,584	1,751,064
	RBC Bearings, Inc. (a)	82,575	2,066,852
	Terex Corp. (a)	29,454	2,695,041
	Wabtec Corp.	77,420	2,707,378
Machinery Total			11,253,662
Marine – 0.4%
	American Commercial Lines, Inc. (a)	15,600	856,596
Marine Total			856,596
Road & Rail – 1.1%
	Landstar System, Inc.	55,120	2,435,753
Road & Rail Total			2,435,753
INDUSTRIALS TOTAL			44,235,332
INFORMATION TECHNOLOGY – 20.6%
Communications Equipment – 3.3%
	CSR PLC (a)	102,865	2,786,101
	F5 Networks, Inc. (a)	41,335	2,005,574
	Ixia (a)	220,248	2,270,757
Communications Equipment Total			7,062,432
Computers & Peripherals – 0.4%
	Presstek, Inc. (a)	87,093	850,898
Computers & Peripherals Total			850,898
Internet Software & Services – 2.1%
	aQuantive, Inc. (a)	45,900	1,137,861
	Ariba, Inc. (a)	91,300	775,137
	Equinix, Inc. (a)	24,940	1,453,503
	Liquidity Services, Inc. (a)	61,028	1,174,789
Internet Software & Services Total			4,541,290

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 3.5%
	Acxiom Corp.	50,500	1,190,790
	CACI International, Inc., Class A (a)	14,709	896,072
	Euronet Worldwide, Inc. (a)	84,360	2,955,131
	Global Payments, Inc.	16,912	787,761
	Heartland Payment Systems, Inc. (a)	68,500	1,820,730
IT Services Total			7,650,484
Semiconductors & Semiconductor Equipment – 6.2%
	Atheros Communications, Inc. (a)	101,159	2,234,602
	ATMI, Inc. (a)	61,313	1,606,401
	Hittite Microwave Corp. (a)	57,301	2,037,624
	Netlogic Microsystems, Inc. (a)	63,500	2,073,910
	Silicon Laboratories, Inc. (a)	9,900	386,199
	SiRF Technology Holdings, Inc. (a)	101,160	2,965,000
	Tessera Technologies, Inc. (a)	50,306	1,420,641
	Trident Microsystems, Inc. (a)	26,655	588,542
Semiconductors & Semiconductor Equipment Total			13,312,919
Software – 5.1%
	Embarcadero Technologies, Inc. (a)	196,365	1,095,717
	Epicor Software Corp. (a)	104,430	1,126,800
	Hyperion Solutions Corp. (a)	37,186	1,067,610
	Informatica Corp. (a)	98,200	1,380,692
	Micros Systems, Inc. (a)	21,972	904,148
	Nuance Communications, Inc. (a)	67,562	589,140
	Quest Software, Inc. (a)	107,900	1,497,652
	Transaction Systems Architects, Inc. (a)	57,797	2,257,551
	Wind River Systems, Inc. (a)	123,700	1,168,965
Software Total			11,088,275
INFORMATION TECHNOLOGY TOTAL			44,506,298
MATERIALS – 1.6%
Construction Materials – 0.2%
	Eagle Materials, Inc.	10,400	506,792
Construction Materials Total			506,792
Metals & Mining – 1.4%
	Century Aluminum Co. (a)	36,883	1,536,177
	Cleveland-Cliffs, Inc.	12,400	912,888

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Zinifex Ltd.	60,300	556,090
Metals & Mining Total			3,005,155
MATERIALS TOTAL			3,511,947
TELECOMMUNICATION SERVICES – 2.1%
Wireless Telecommunication Services – 2.1%
	Dobson Communications Corp., Class A (a)	107,900	926,861
	Millicom International Cellular SA (a)	45,884	2,071,663
	SBA Communications Corp., Class A (a)	66,707	1,526,923
Wireless Telecommunication Services Total			4,525,447
TELECOMMUNICATION SERVICES TOTAL			4,525,447
	Total Common Stocks (cost of $164,308,368)		207,373,357

		Par ($)
Short-Term Obligation – 3.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 04/30/08, market value of $8,435,531 (repurchase proceeds $8,267,095)	8,266,000	8,266,000
	Total Short-Term Obligation (cost of $8,266,000)		8,266,000

	Total Investments – 99.7% (cost of $172,574,368)(b)(c)		215,639,357

	Other Assets & Liabilities, Net – 0.3%		657,283

	Net Assets – 100.0%		216,296,640

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

7

(b)	Cost for federal income tax purposes is $172,574,368.

(c)	Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$51,391,579	$(8,326,590)	$43,064,989

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2006 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 89.8%
CONSUMER DISCRETIONARY – 8.3%
Automobiles – 0.5%
	Harley-Davidson, Inc.	39,600	1,974,060
Automobiles Total			1,974,060
Diversified Consumer Services – 0.7%
	Apollo Group, Inc., Class A (a)	58,400	3,054,904
Diversified Consumer Services Total			3,054,904
Hotels Restaurants & Leisure – 0.5%
	Trump Entertainment Resorts, Inc. (a)	60,000	1,299,600
	Yum! Brands, Inc.	20,000	1,008,000
Hotels Restaurants & Leisure Total			2,307,600
Household Durables – 0.3%
	Desarrolladora Homex SA de CV, ADR (a)	45,000	1,466,100
Household Durables Total			1,466,100
Media – 1.8%
	Comcast Corp., Class A (a)	127,800	4,089,600
	Media General, Inc., Class A	30,000	1,128,900
	News Corp., Class A	75,000	1,430,250
	Time Warner, Inc.	87,600	1,507,596
Media Total			8,156,346
Multiline Retail – 1.2%
	Federated Department Stores, Inc.	19,468	1,417,855
	Kohl’s Corp. (a)	57,500	3,087,175
	Stockmann Oyj Abp, Class B	19,000	808,323
Multiline Retail Total			5,313,353
Specialty Retail – 2.1%
	Bed Bath & Beyond, Inc. (a)	50,400	1,772,568
	Chico’s FAS, Inc. (a)	41,700	1,249,749
	Gap, Inc.	120,200	2,187,640
	Home Depot, Inc.	63,500	2,420,620
	TJX Companies., Inc.	82,000	1,944,220
Specialty Retail Total			9,574,797
Textiles, Apparel & Luxury Goods – 1.2%
	Carter’s, Inc. (a)	21,000	1,227,240
	NIKE, Inc., Class B	52,600	4,224,306
Textiles, Apparel & Luxury Goods Total			5,451,546
CONSUMER DISCRETIONARY TOTAL			37,298,706
CONSUMER STAPLES – 10.5%
Beverages – 2.4%
	Anheuser-Busch Companies, Inc.	62,300	2,843,372

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Coca-Cola Co.	135,600	5,970,468
	Coca-Cola Enterprises, Inc.	102,100	2,007,286
Beverages Total			10,821,126
Food & Staples Retailing – 2.9%
	Kroger Co.	67,500	1,357,425
	Wal-Mart Stores, Inc.	143,900	6,971,955
	Walgreen Co.	111,000	4,506,600
Food & Staples Retailing Total			12,835,980
Food Products – 3.9%
	ConAgra Foods, Inc.	98,000	2,214,800
	Delta & Pine Land Co.	50,000	1,416,000
	General Mills, Inc.	36,700	1,904,363
	Hershey Co.	31,200	1,775,592
	Nestle SA, Registered Shares	10,400	3,102,807
	Unilever NV, NY Shares	155,100	3,509,913
	Wrigley (Wm.) Jr. Co.	81,250	3,714,750
Food Products Total			17,638,225
Household Products – 0.5%
	Colgate-Palmolive Co.	39,900	2,407,566
Household Products Total			2,407,566
Personal Products – 0.3%
	Alberto-Culver Co.	28,000	1,302,280
Personal Products Total			1,302,280
Tobacco – 0.5%
	Altria Group, Inc.	29,100	2,105,385
Tobacco Total			2,105,385
CONSUMER STAPLES TOTAL			47,110,562
ENERGY – 10.5%
Energy Equipment & Services – 5.6%
	Cameron International Corp. (a)	61,200	2,870,280
	Core Laboratories NV (a)	20,000	1,130,000
	GlobalSantaFe Corp.	20,000	1,202,600
	Nabors Industries Ltd. (a)	50,700	1,820,637
	National-Oilwell Varco, Inc. (a)	45,500	3,005,730
	Schlumberger Ltd.	99,000	6,491,430
	TGS Nopec Geophysical Co., ASA (a)	17,000	1,326,380
	Transocean, Inc. (a)	67,500	5,492,475
	Veritas DGC, Inc. (a)	39,500	1,865,585
Energy Equipment & Services Total			25,205,117

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 4.9%
	Apache Corp.	20,000	1,297,600
	Chevron Corp.	48,000	2,869,920
	ConocoPhillips	50,000	3,164,500
	Exxon Mobil Corp.	113,500	6,913,285
	Massey Energy Co.	31,000	1,156,920
	Newfield Exploration Co. (a)	77,500	3,311,575
	Teekay Shipping Corp.	32,473	1,209,619
	Valero Energy Corp.	35,000	2,147,250
Oil, Gas & Consumable Fuels Total			22,070,669
ENERGY TOTAL			47,275,786
FINANCIALS – 16.6%
Capital Markets – 3.3%
	Ameriprise Financial, Inc.	50,000	2,288,500
	Bank of New York Co., Inc.	57,000	1,894,110
	Charles Schwab Corp.	97,500	1,624,350
	Lazard Ltd., Class A	67,500	2,678,400
	Morgan Stanley	67,500	4,024,350
	Nomura Holdings, Inc., ADR	110,000	2,167,000
Capital Markets Total			14,676,710
Commercial Banks – 5.2%
	Allied Irish Banks PLC, ADR	30,000	1,437,600
	HSBC Holdings PLC, ADR	43,500	3,794,070
	ICICI Bank Ltd., ADR	63,800	1,697,080
	Mitsubishi UFJ Financial Group, Inc., ADR	300,000	4,128,000
	Mizuho Financial Group, Inc.	610	4,992,551
	Raiffeisen International Bank Holding AG (a)	27,000	2,238,159
	Sumitomo Trust & Banking Co., Ltd.	111,000	1,076,075
	SunTrust Banks, Inc.	22,500	1,703,475
	U.S. Bancorp	75,000	2,315,250
Commercial Banks Total			23,382,260
Consumer Finance – 0.6%
	SLM Corp.	54,000	2,903,040
Consumer Finance Total			2,903,040
Diversified Financial Services – 3.3%
	Asset Acceptance Capital Corp. (a)	84,600	1,463,580
	Citigroup, Inc.	164,000	8,085,200
	JPMorgan Chase & Co.	120,200	5,125,328
Diversified Financial Services Total			14,674,108

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 4.2%
	AFLAC, Inc.	54,000	2,527,200
	American International Group, Inc.	50,000	3,040,000
	Arthur J. Gallagher & Co.	62,500	1,661,250
	Axis Capital Holdings Ltd.	36,100	945,820
	Berkshire Hathaway, Inc., Class B (a)	1,000	3,069,000
	Hannover Rueckversicherung AG, Registered Shares	75,500	2,765,704
	St. Paul Travelers Companies, Inc.	50,005	2,201,220
	Willis Group Holdings Ltd.	47,000	1,633,250
	XL Capital Ltd., Class A	20,000	1,265,600
Insurance Total			19,109,044
FINANCIALS TOTAL			74,745,162
HEALTH CARE – 13.3%
Biotechnology – 1.2%
	Amgen, Inc. (a)	27,500	1,858,725
	Biogen Idec, Inc. (a)	47,500	2,214,925
	Gilead Sciences, Inc. (a)	22,900	1,312,857
Biotechnology Total			5,386,507
Health Care Equipment & Supplies – 4.1%
	Baxter International, Inc.	87,500	3,298,750
	Cytyc Corp. (a)	32,500	854,100
	DENTSPLY International, Inc.	48,600	2,906,280
	Hospira, Inc. (a)	97,500	4,368,975
	Medtronic, Inc.	50,000	2,524,500
	St. Jude Medical, Inc. (a)	38,300	1,306,030
	STERIS Corp.	30,000	682,500
	Zimmer Holdings, Inc. (a)	44,500	2,694,475
Health Care Equipment & Supplies Total			18,635,610
Health Care Providers & Services – 2.7%
	Cardinal Health, Inc.	10,000	669,100
	Community Health Systems, Inc. (a)	50,000	1,885,000
	Health Management Associates, Inc., Class A	85,300	1,778,505
	LifePoint Hospitals, Inc. (a)	69,000	2,437,770
	McKesson Corp.	31,800	1,574,100
	Omnicare, Inc.	52,500	2,433,900
	Quest Diagnostics, Inc.	25,000	1,393,500
Health Care Providers & Services Total			12,171,875

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.2%
	IMS Health, Inc.	31,500	849,870
Health Care Technology Total			849,870
Life Sciences Tools & Services – 0.8%
	Applera Corp. - Applied Biosystems Group	92,500	2,738,000
	Qiagen NV (a)	58,800	837,900
Life Sciences Tools & Services Total			3,575,900
Pharmaceuticals – 4.3%
	Abbott Laboratories	40,000	1,708,000
	Eli Lilly & Co.	30,000	1,549,200
	Johnson & Johnson	116,100	6,991,542
	Novartis AG, ADR	30,000	1,664,400
	Novo-Nordisk A/S, Class B	21,000	1,299,592
	Pfizer, Inc.	65,700	1,554,462
	Sanofi-Aventis, ADR	58,000	2,741,660
	Wyeth	39,400	1,802,156
Pharmaceuticals Total			19,311,012
HEALTH CARE TOTAL			59,930,774
INDUSTRIALS – 9.7%
Aerospace & Defense – 1.2%
	Goodrich Corp.	52,300	2,229,549
	Hexcel Corp. (a)	89,000	1,831,620
	Raytheon Co.	30,000	1,375,500
Aerospace & Defense Total			5,436,669
Air Freight & Logistics – 1.2%
	United Parcel Service, Inc., Class B	48,500	3,906,675
	Yamato Transport Co., Ltd.	100,000	1,695,734
Air Freight & Logistics Total			5,602,409
Building Products – 0.4%
	Assa Abloy AB, Class B	92,600	1,640,296
Building Products Total			1,640,296
Commercial Services & Supplies – 1.2%
	Avery Dennison Corp.	57,500	3,414,925
	R.R. Donnelley & Sons Co.	62,500	2,011,250
Commercial Services & Supplies Total			5,426,175
Construction & Engineering – 0.7%
	Foster Wheeler Ltd. (a)	72,500	3,208,125
Construction & Engineering Total			3,208,125
Electrical Equipment – 0.5%
	Thomas & Betts Corp. (a)	41,000	2,357,500
Electrical Equipment Total			2,357,500

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 2.2%
	General Electric Co.	237,000	8,119,620
	Siemens AG, ADR	18,400	1,583,872
Industrial Conglomerates Total			9,703,492
Machinery – 1.3%
	Caterpillar, Inc.	33,000	2,407,350
	Deere & Co.	19,200	1,643,520
	Pall Corp.	33,800	1,017,042
	Timken Co.	20,000	628,600
Machinery Total			5,696,512
Marine – 0.4%
	A.P. Moller - Maersk A/S	240	1,940,105
Marine Total			1,940,105
Trading Companies & Distributors – 0.6%
	GATX Corp.	62,500	2,713,125
Trading Companies & Distributors Total			2,713,125
INDUSTRIALS TOTAL			43,724,408
INFORMATION TECHNOLOGY – 12.7%
Communications Equipment – 2.6%
	Cisco Systems, Inc. (a)	137,500	2,706,000
	Corning, Inc. (a)	67,500	1,636,875
	CSR PLC (a)	79,000	2,139,717
	Motorola, Inc.	47,800	1,008,102
	Nokia Oyj, ADR	100,000	2,147,000
	QUALCOMM, Inc.	20,000	904,200
	Telefonaktiebolaget LM Ericsson, ADR	38,700	1,239,561
Communications Equipment Total			11,781,455
Computers & Peripherals – 2.2%
	Dell, Inc. (a)	56,100	1,423,818
	Electronics for Imaging, Inc. (a)	72,500	1,698,675
	Hewlett-Packard Co.	87,500	2,833,250
	International Business Machines Corp.	37,000	2,956,300
	Palm, Inc. (a)	48,000	791,040
Computers & Peripherals Total			9,703,083
Internet Software & Services – 0.9%
	eBay, Inc. (a)	49,600	1,627,376
	Yahoo!, Inc. (a)	67,100	2,119,689
Internet Software & Services Total			3,747,065
IT Services – 0.9%
	DST Systems, Inc. (a)	32,500	1,911,000

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	First Data Corp.	49,250	2,270,917
IT Services Total			4,181,917
Office Electronics – 0.4%
	Zebra Technologies Corp., Class A (a)	54,687	1,930,998
Office Electronics Total			1,930,998
Semiconductors & Semiconductor Equipment – 3.6%
	Advanced Micro Devices, Inc. (a)	58,000	1,791,620
	Analog Devices, Inc.	55,000	1,855,150
	Applied Materials, Inc.	56,000	946,960
	ASML Holding N.V., N.Y. Registered Shares (a)	96,800	1,968,912
	Broadcom Corp., Class A (a)	17,400	588,294
	Intel Corp.	50,000	901,000
	Marvell Technology Group Ltd. (a)	16,500	786,555
	Samsung Electronics Co., Ltd., GDR (b)	15,000	4,740,000
	Silicon Laboratories, Inc. (a)	15,200	592,952
	Texas Instruments, Inc.	67,500	2,108,025
Semiconductors & Semiconductor Equipment Total			16,279,468
Software – 2.1%
	Activision, Inc. (a)	119,600	1,563,172
	Electronic Arts, Inc. (a)	22,500	946,575
	Microsoft Corp.	112,500	2,548,125
	Oracle Corp. (a)	209,200	2,974,824
	Quest Software, Inc. (a)	60,000	832,800
	Wind River Systems, Inc. (a)	49,000	463,050
Software Total			9,328,546
INFORMATION TECHNOLOGY TOTAL			56,952,532
MATERIALS – 3.2%
Chemicals – 0.9%
	Dow Chemical Co.	46,500	1,853,955
	International Flavors & Fragrances, Inc.	56,700	2,017,953
Chemicals Total			3,871,908
Containers & Packaging – 0.2%
	Packaging Corp. of America	40,000	852,000
Containers & Packaging Total			852,000
Metals & Mining – 1.9%
	Companhia Vale do Rio Doce, ADR	67,500	3,144,825
	Mittal Steel Co. NV, Class A	47,600	1,569,848

7

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Newmont Mining Corp.	72,200	3,765,230
Metals & Mining Total			8,479,903
Paper & Forest Products – 0.2%
	International Paper Co.	30,000	1,019,400
Paper & Forest Products Total			1,019,400
MATERIALS TOTAL			14,223,211
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 2.2%
	AT&T, Inc.	42,500	1,107,550
	BellSouth Corp.	50,000	1,688,500
	Chunghwa Telecom Co., Ltd., ADR	54,620	1,119,164
	Embarq Corp. (a)	4,265	177,722
	Nippon Telegraph & Telephone Corp., ADR	72,300	1,786,533
	Telekomunikasi Indonesia, ADR	75,700	2,336,102
	Verizon Communications, Inc.	47,500	1,482,475
Diversified Telecommunication Services Total			9,698,046
Wireless Telecommunication Services – 0.4%
	Sprint Nextel Corp.	85,300	1,809,213
Wireless Telecommunication Services Total			1,809,213
TELECOMMUNICATION SERVICES TOTAL			11,507,259
UTILITIES – 2.4%
Electric Utilities – 1.3%
	Edison International	84,200	3,304,008
	Entergy Corp.	12,500	876,375
	Exelon Corp.	30,000	1,698,300
Electric Utilities Total			5,878,683
Multi-Utilities – 1.1%
	Dominion Resources, Inc.	30,000	2,177,400
	Duke Energy Corp.	40,000	1,128,800
	NiSource, Inc.	75,000	1,632,750
Multi-Utilities Total			4,938,950
UTILITIES TOTAL			10,817,633
	Total Common Stocks (cost of $339,041,311)		403,586,033

8

		Par ($)	Value ($)
Short-Term Obligations – 10.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.0%
Federal Home Loan Bank
	3.000% 06/01/06	4,740,000	4,740,000
U.S. GOVERMENT AGENCIES & OBLIGATIONS TOTAL			4,740,000
REPURCHASE AGREEMENT – 9.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 02/15/09, market value of $43,595,000 (repurchase proceeds $42,742,663)	42,737,000	42,737,000
REPURCHASE AGREEMENT TOTAL			42,737,000
	Total Short-Term Obligations (cost of $47,477,000)		47,477,000

	Total Investments – 100.3% (cost of $386,518,311)(c)(d)		451,063,033

	Other Assets & Liabilities, Net – (0.3)%		(1,499,956)

	Net Assets – 100.0%		449,563,077

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

9

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)	Cost for federal income tax purposes is $386,518,311.
(d)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$72,968,024	$(8,423,302)	$64,544,722

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2006 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 3.9%
Hotels Restaurants & Leisure – 2.3%
	Ctrip.com International Ltd.	55,850	2,686,385
	PartyGaming PLC	200,960	488,626
	Sportingbet PLC	166,710	1,313,417
Hotels Restaurants & Leisure Total			4,488,428
Internet & Catalog Retail – 1.5%
	NetFlix, Inc. (a)	51,300	1,420,497
	VistaPrint Ltd. (a)	43,310	1,371,628
Internet & Catalog Retail Total			2,792,125
Media – 0.1%
	New Frontier Media, Inc. (a)	23,230	200,707
Media Total			200,707
CONSUMER DISCRETIONARY TOTAL			7,481,260
FINANCIALS – 0.5%
Diversified Financial Services – 0.5%
	NETeller PLC (a)	87,720	1,029,150
Diversified Financial Services Total			1,029,150
FINANCIALS TOTAL			1,029,150
HEALTH CARE – 0.6%
Biotechnology – 0.1%
	Combinatorx, Inc. (a)	17,130	141,322
Biotechnology Total			141,322
Health Care Equipment & Supplies – 0.5%
	Gen-Probe, Inc. (a)	14,600	788,400
	IRIS International, Inc. (a)	14,676	208,693
Health Care Equipment & Supplies Total			997,093
HEALTH CARE TOTAL			1,138,415
INDUSTRIALS – 3.4%
Aerospace & Defense – 1.2%
	Ceradyne, Inc. (a)	53,393	2,331,672
Aerospace & Defense Total			2,331,672
Commercial Services & Supplies – 1.2%
	Huron Consulting Group, Inc. (a)	36,434	1,115,973
	Kenexa Corp. (a)	37,675	1,141,553
Commercial Services & Supplies Total			2,257,526
Electrical Equipment – 0.3%
	Evergreen Solar, Inc. (a)	48,880	545,012
Electrical Equipment Total			545,012

1

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.7%
	ESCO Technologies, Inc. (a)	26,060	1,336,878
Machinery Total			1,336,878
INDUSTRIALS TOTAL			6,471,088
INFORMATION TECHNOLOGY – 81.3%
Communications Equipment – 19.2%
	Cisco Systems, Inc. (a)	111,070	2,185,858
	Comverse Technology, Inc. (a)	115,300	2,596,556
	Corning, Inc. (a)	207,570	5,033,573
	CSR PLC (a)	352,610	9,550,450
	F5 Networks, Inc. (a)	20,870	1,012,612
	Global IP Sound AB (a)	55,939	179,355
	Harris Corp.	45,460	1,851,131
	Juniper Networks, Inc. (a)	97,220	1,548,715
	Nokia oyj, ADR	368,120	7,903,536
	QUALCOMM, Inc.	64,940	2,935,937
	Tellabs, Inc. (a)	129,750	1,855,425
Communications Equipment Total			36,653,148
Computers & Peripherals – 7.0%
	Apple Computer, Inc. (a)	50,760	3,033,925
	Electronics for Imaging, Inc. (a)	38,747	907,842
	Lexar Media, Inc. (a)	96,660	911,504
	Network Appliance, Inc. (a)	56,760	1,816,320
	SanDisk Corp. (a)	65,610	3,691,875
	Seagate Technology (a)	130,390	3,044,606
Computers & Peripherals Total			13,406,072
Electronic Equipment & Instruments – 2.3%
	Jabil Circuit, Inc.	28,110	978,790
	Novatel, Inc. (a)	43,979	1,523,873
	Trimble Navigation Ltd. (a)	40,500	1,860,570
Electronic Equipment & Instruments Total			4,363,233
Internet Software & Services – 4.6%
	Ariba, Inc. (a)	62,280	528,757
	Google, Inc., Class A (a)	13,060	4,855,969
	Liquidity Services, Inc. (a)	80,530	1,550,203
	Yahoo!, Inc. (a)	60,440	1,909,300
Internet Software & Services Total			8,844,229
IT Services – 5.5%
	Accenture Ltd., Class A	71,030	1,999,495

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Affiliated Computer Services, Inc., Class A (a)	9,750	486,720
	Cognizant Technology Solutions Corp., Class A (a)	21,900	1,292,100
	DST Systems, Inc. (a)	17,360	1,020,768
	Euronet Worldwide, Inc. (a)	15,670	548,920
	First Data Corp.	38,240	1,763,246
	Global Payments, Inc.	22,950	1,069,011
	Infosys Technologies Ltd., ADR	13,640	962,984
	Paychex, Inc.	36,290	1,332,206
IT Services Total			10,475,450
Semiconductors & Semiconductor Equipment – 29.1%
	Atheros Communications, Inc. (a)	283,360	6,259,422
	ATMI, Inc. (a)	28,880	756,656
	Hittite Microwave Corp. (a)	42,327	1,505,148
	Ikanos Communications, Inc. (a)	197,056	3,131,220
	International Rectifier Corp. (a)	68,620	3,057,021
	Intevac, Inc. (a)	33,770	724,029
	KLA-Tencor Corp.	82,150	3,371,436
	Marvell Technology Group Ltd. (a)	190,450	9,078,751
	MEMC Electronic Materials, Inc. (a)	66,440	2,326,729
	Micron Technology, Inc. (a)	93,080	1,541,405
	Netlogic Microsystems, Inc. (a)	213,470	6,971,930
	NVIDIA Corp. (a)	127,140	2,921,677
	PDF Solutions, Inc. (a)	93,830	1,247,001
	Silicon Laboratories, Inc. (a)	52,460	2,046,465
	SiRF Technology Holdings, Inc. (a)	152,961	4,483,287
	Texas Instruments, Inc.	84,280	2,632,064
	Zoran Corp. (a)	139,720	3,458,070
Semiconductors & Semiconductor Equipment Total			55,512,311
Software – 13.6%
	Adobe Systems, Inc. (a)	35,240	1,008,921
	Amdocs Ltd. (a)	54,370	2,037,244
	Autodesk, Inc. (a)	30,560	1,112,078
	Business Objects SA, ADR (a)	23,420	690,656
	Cadence Design Systems, Inc. (a)	87,470	1,577,959
	Citrix Systems, Inc. (a)	40,310	1,514,850
	Electronic Arts, Inc. (a)	16,290	685,320
	Informatica Corp. (a)	39,330	552,980
	Intuit, Inc. (a)	25,130	1,389,438

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	McAfee, Inc. (a)	48,770	1,153,411
	Micros Systems, Inc. (a)	16,226	667,700
	Microsoft Corp.	39,370	891,731
	NAVTEQ Corp. (a)	38,339	1,600,653
	Oracle Corp. (a)	182,160	2,590,315
	Quest Software, Inc. (a)	62,100	861,948
	Red Hat, Inc. (a)	34,940	916,127
	SAP AG, ADR	45,880	2,414,664
	Symantec Corp. (a)	110,344	1,721,366
	Transaction Systems Architects, Inc. (a)	37,006	1,445,454
	Wind River Systems, Inc. (a)	106,520	1,006,614
Software Total			25,839,429
INFORMATION TECHNOLOGY TOTAL			155,093,872
TELECOMMUNICATION SERVICES – 8.1%
Wireless Telecommunication Services – 8.1%
	America Movil SA de CV, ADR	27,110	885,413
	American Tower Corp., Class A (a)	89,423	2,769,430
	Crown Castle International Corp. (a)	43,500	1,381,995
	Dobson Communications Corp., Class A (a)	170,210	1,462,104
	Leap Wireless International, Inc. (a)	21,490	941,907
	Millicom International Cellular SA (a)	79,950	3,609,743
	NII Holdings, Inc. (a)	59,870	3,260,520
	SBA Communications Corp., Class A (a)	47,160	1,079,492
Wireless Telecommunication Services Total			15,390,604
TELECOMMUNICATION SERVICES TOTAL			15,390,604
Short-Term Obligation – 3.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 04/30/08, market value of $6,397,988 (repurchase proceeds $6,272,831)	6,272,000	6,272,000
	Total Short-Term Obligation (cost of $6,272,000)		6,272,000

4

Total Investments – 101.1% (cost of $180,261,046)(b)(c)	192,876,389

Other Assets & Liabilities, Net – (1.1)%	(2,178,670)

Net Assets – 100.0%	190,697,719

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $180,261,046.

(c)	Unrealized appreciation and depreciation at May 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$22,294,829	$(9,679,486)	$12,615,343

Acronym	Name

ADR	American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 27, 2006